UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06243

Franklin Strategic Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end:   4/30

Date of reporting period: 1/31/15

Item 1. Schedule of Investments.

Franklin Strategic Series

Statement of Investments, January 31, 2015 (unaudited)

Franklin Biotechnology Discovery Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 95.8%
Biotechnology 79.9%
[a]Acadia Pharmaceuticals Inc.	United States	539,700	$16,423,071
[a]Acceleron Pharma Inc.	United States	205,900	8,126,873
[a]Achillion Pharmaceuticals Inc.	United States	1,057,800	15,708,330
[a]ADMA Biologics Inc.	United States	131,700	1,422,360
[a]Akebia Therapeutics Inc.	United States	1,130	11,605
[a]Alder Biopharmaceuticals Inc.	United States	129,111	3,496,326
[a]Alexion Pharmaceuticals Inc.	United States	226,600	41,522,184
[a]Alkermes PLC	United States	128,600	9,291,350
[a]Alnylam Pharmaceuticals Inc.	United States	279,200	26,197,336
Amgen Inc.	United States	562,601	85,661,477
[a]Amicus Therapeutics Inc.	United States	733,700	5,642,153
[a,b]Anthera Pharmaceuticals Inc.	United States	522,462	1,306,155
[a,b,c]Aptose Biosciences Inc., 144A	Canada	488,883	2,424,404
[a]Aquinox Pharmaceuticals Inc.	Canada	219,700	2,403,518
[a]Ascendis Pharma AS, ADR	Denmark	100,200	1,986,966
[a]Auspex Pharmaceuticals Inc.	United States	279,751	17,190,699
[a]Bellicum Pharmaceuticals Inc.	United States	176,400	4,358,844
[a]Biogen Idec Inc.	United States	378,061	147,126,219
[a]BioMarin Pharmaceutical Inc.	United States	572,956	55,668,405
[a]Biospecifics Technologies Corp.	United States	85,550	3,365,537
[a]Bluebird Bio Inc.	United States	171,528	15,936,667
[a]Cara Therapeutics Inc.	United States	202,400	2,183,896
[a,b]Catalyst Pharmaceutical Partners Inc.	United States	914,000	3,336,100
[a]Celgene Corp.	United States	1,473,800	175,618,008
[a]Celldex Therapeutics Inc.	United States	1,343,229	28,771,965
[a,b]ChemoCentryx Inc.	United States	595,308	4,893,432
[a]Concert Pharmaceuticals Inc.	United States	263,800	3,482,160
[a,b]CytRx Corp.	United States	589,000	1,513,730
[a,b]Dicerna Pharmaceuticals Inc.	United States	224,823	4,793,226
[a]Dyax Corp.	United States	306,600	4,632,726
[a,b]Dynavax Technologies Corp.	United States	306,770	5,245,767
[a,b]Eleven Biotherapeutics Inc.	United States	296,100	3,434,760
[a,d]FibroGen Inc.	United States	451,308	11,994,423
[a]Forward Pharma AS, ADR	Denmark	114,700	2,829,649
[a]Gilead Sciences Inc.	United States	1,177,000	123,384,910
[a]GlycoMimetics Inc.	United States	337,000	2,480,320
[a]Halozyme Therapeutics Inc.	United States	426,600	6,091,848
[a,b]Heat Biologics Inc.	United States	279,200	1,577,480
[a,e]Heron Therapeutics Inc.	United States	1,514,210	11,962,259
[a,c,e] Heron Therapeutics Inc., wts., 144A, 7/01/16	United States	278,594	1,197,955
[a,b]Immune Design Corp.	United States	291,800	7,321,262
[a]Incyte Corp.	United States	629,300	50,161,503
[a,d]Intarcia Therapeutics Inc., DD	United States	80,195	2,970,423
[a,b]Intercept Pharmaceuticals Inc.	United States	177,300	35,642,619
[a]Isis Pharmaceuticals Inc.	United States	251,800	17,250,818
[a,b]Juno Therapeutics Inc.	United States	142,400	6,087,600
[a]Karyopharm Therapeutics Inc.	United States	675,800	17,928,974
[a,b]Keryx Biopharmaceuticals Inc.	United States	1,292,400	15,715,584
[a,b]Kite Pharma Inc.	United States	123,144	8,269,120
[a,b]La Jolla Pharmaceutical Co.	United States	320,400	6,997,536
[a]Lpath Inc., A	United States	833,913	2,376,652
[a]MacroGenics Inc.	United States	293,900	9,293,118
[a,b]Mast Therapeutics Inc.	United States	5,353,500	2,339,480
[a]Mast Therapeutics Inc., wts., 6/14/18	United States	4,544,600	443,099
[a]Medivation Inc.	United States	563,654	61,336,828
[a,b]MEI Pharma Inc.	United States	1,051,165	4,141,590
[a,b,f]Mirati Therapeutics Inc.	Canada	322,200	6,685,650
[a]Neurocrine Biosciences Inc.	United States	624,300	21,013,938
[a,b]NewLink Genetics Corp.	United States	251,700	9,209,703
[a,g]Northwest Biotherapeutics Inc., wts., 2/20/19	United States	223,880	958,000
[a]Novavax Inc.	United States	1,332,300	10,405,263

	Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series

Statement of Investments, January 31, 2015 (unaudited) (continued)
[a,b]OncoMed Pharmaceuticals Inc.	United States	91,700	2,096,262
[a]Oncothyreon Inc.	United States	1,413,000	2,232,540
[a]Ophthotech Corp.	United States	13,632	766,800
[a,b]Orexigen Therapeutics Inc.	United States	1,453,023	7,628,371
[a]OvaScience Inc.	United States	14,800	643,208
[a,c]OvaScience Inc., 144A	United States	166,654	7,242,783
[a]Portola Pharmaceuticals Inc.	United States	605,400	17,211,522
[a]ProQR Therapeutics NV	Netherlands	103,700	2,082,296
[a]PTC Therapeutics Inc.	United States	160,000	8,785,600
[a]Puma Biotechnology Inc.	United States	272,844	57,591,912
[a,b]Radius Health Inc.	United States	168,900	8,139,291
[a]Receptos Inc.	United States	197,173	21,722,549
[a]Regeneron Pharmaceuticals Inc.	United States	132,209	55,086,202
[a,b]Sage Therapeutics Inc.	United States	134,570	5,435,282
[a]Sangamo BioSciences Inc.	United States	282,900	3,618,291
[a]Spark Therapeutics Inc.	United States	100,000	5,000,000
[a]Stemline Therapeutics Inc.	United States	525,200	8,130,096
[a]Targacept Inc.	United States	191,432	480,494
[a,b]Tekmira Pharmaceuticals Corp.	Canada	682,900	17,489,069
[a]Tesaro Inc.	United States	254,100	10,222,443
[a]Threshold Pharmaceuticals Inc.	United States	616,100	2,291,892
[a]Threshold Pharmaceuticals Inc., wts., 3/16/16	United States	190,476	96,000
[a,b]Tokai Pharmaceuticals Inc.	United States	183,000	2,243,580
[a,f]Tonix Pharmaceuticals Holding Corp.	United States	147,281	888,104
[a]Ultragenyx Pharmaceutical Inc.	United States	82,400	4,787,440
[a]Vertex Pharmaceuticals Inc.	United States	311,800	34,341,652
[a]Xencor Inc.	United States	260,201	3,942,045
[a,b]Zafgen Inc.	United States	313,026	11,898,118
			1,463,337,695
Life Sciences Tools & Services 4.6%
[a]Fluidigm Corp.	United States	476,200	18,347,986
[a]Genfit	France	160,600	10,431,754
[a]Illumina Inc.	United States	280,200	54,692,238
			83,471,978
Pharmaceuticals 11.3%
AbbVie Inc.	United States	439,600	26,529,860
[a]Aratana Therapeutics Inc.	United States	546,000	9,047,220
[a,e]Celsus Therapeutics PLC, ADR	United Kingdom	289,817	1,680,938
[a]Dermira Inc.	United States	159,200	2,682,520
[a]Flex Pharma Inc.	United States	120,200	1,771,748
[a,b]GW Pharmaceuticals PLC, ADR	United Kingdom	94,767	6,915,148
[a]Intra-Cellular Therapies Inc.	United States	173,700	3,373,254
[a]Jazz Pharmaceuticals PLC	United States	160,800	27,229,872
Marinus Pharmaceuticals Inc.	United States	490,600	5,475,096
[a,b]Nuvo Research Inc.	Canada	112,036	397,735
[a,c]Nuvo Research Inc., 144A	Canada	52,941	187,944
[a]Relypsa Inc.	United States	312,300	10,971,099
[a]Revance Therapeutics Inc.	United States	184,700	2,973,670
[a]Sagent Pharmaceuticals Inc.	United States	597,557	15,339,288
[a]Salix Pharmaceuticals Ltd.	United States	247,900	33,384,693
[a]SciClone Pharmaceuticals Inc.	United States	1,556,060	11,483,723
Shire PLC, ADR	Ireland	184,900	40,541,174
[a,b]TherapeuticsMD Inc.	United States	1,782,500	7,236,950
			207,221,932
Total Common Stocks and Other Equity Interests (Cost $947,360,113)			1,754,031,605
Preferred Stocks 0.2%
Biotechnology 0.2%
[a,d]Aduro Biotech Inc., pfd., D	United States	316,074	854,316
[a,d]Natera Inc, pfd.	United States	258,620	2,056,029
Total Preferred Stocks (Cost $2,879,315)			2,910,345

Franklin Strategic Series

Statement of Investments, January 31, 2015 (unaudited) (continued)
Total Investments before Short Term Investments (Cost $950,239,428)			1,756,941,950
Short Term Investments 9.5%
Money Market Funds (Cost $58,928,042) 3.2%
[a,h]Institutional Fiduciary Trust Money Market Portfolio	United States	58,928,042	58,928,042
Investments from Cash Collateral Received for Loaned Securities (Cost
$114,490,751) 6.3%
Money Market Funds 6.3%
[i]BNY Mellon Overnight Government Fund, 0.06%	United States	114,490,751	114,490,751
Total Investments (Cost $1,123,658,221) 105.5%			1,930,360,743
Other Assets, less Liabilities (5.5)%			(100,148,113)
Net Assets 100.0%			$1,830,212,630

a Non-income producing.
b A portion or all of the security is on loan at January 31, 2015.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
January 31, 2015, the aggregate value of these securities was $11,053,086, representing 0.60% of net assets.
d See Note 6 regarding restricted securities.
e See Note 7 regarding holdings of 5% voting securities.
f At January 31, 2015, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.
g Security has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2015, the value of this security was $958,000, representing 0.05%
of net assets.
h Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
i The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt

Franklin Strategic Series

Statement of Investments, January 31, 2015 (unaudited)

Franklin Flex Cap Growth Fund	Shares	Value
Common Stocks 99.2%
Automobiles & Components 1.1%
BorgWarner Inc.	450,000	$24,304,500
[a]Tesla Motors Inc.	50,000	10,180,000
		34,484,500
Banks 1.9%
[a]Signature Bank	251,800	29,493,334
[a]SVB Financial Group	266,300	30,065,270
		59,558,604
Capital Goods 7.3%
AMETEK Inc.	260,000	12,454,000
[a]HD Supply Holdings Inc.	1,450,000	41,803,500
Honeywell International Inc.	275,000	26,884,000
[a,b]The KEYW Holding Corp.	586,017	5,209,691
Pall Corp.	325,000	31,447,000
Precision Castparts Corp.	350,000	70,035,000
[a]Proto Labs Inc.	250,000	16,097,500
Roper Industries Inc.	200,000	30,868,000
		234,798,691
Commercial & Professional Services 2.2%
[a]IHS Inc., A	353,500	40,698,455
[a]Stericycle Inc.	225,000	29,540,250
		70,238,705
Consumer Durables & Apparel 3.8%
NIKE Inc., B	475,000	43,818,750
Polaris Industries Inc.	135,000	19,519,650
[a]TRI Pointe Homes Inc.	1,700,000	24,361,000
[a]Under Armour Inc., A	500,000	36,040,000
		123,739,400
Consumer Services 2.2%
[a]Buffalo Wild Wings Inc.	160,000	28,531,200
[a]Chipotle Mexican Grill Inc.	41,000	29,103,440
[a,b]Noodles & Co.	500,000	12,850,000
		70,484,640
Diversified Financials 1.5%
[a]Affiliated Managers Group Inc.	150,000	30,828,000
Intercontinental Exchange Inc.	72,600	14,935,998
T. Rowe Price Group Inc.	44,000	3,463,680
		49,227,678
Energy 1.3%
[a]Diamondback Energy Inc.	363,100	25,050,269
[a]FMC Technologies Inc.	225,000	8,433,000
Oceaneering International Inc.	165,000	8,639,400
		42,122,669
Food & Staples Retailing 1.1%
[a]Sprouts Farmers Markets LLC	250,000	9,102,500
Whole Foods Market Inc.	500,000	26,047,500
		35,150,000
Food, Beverage & Tobacco 2.1%
[a]Boston Beer Inc., A	65,080	20,468,962
Mead Johnson Nutrition Co., A	179,100	17,639,559
[a]Monster Beverage Corp.	260,000	30,407,000
		68,515,521
Health Care Equipment & Services 5.8%
[a]Cerner Corp.	387,300	25,697,355
[a]DexCom Inc.	387,300	23,152,794
[a]Edwards Lifesciences Corp.	125,000	15,668,750

	Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series

Statement of Investments, January 31, 2015 (unaudited) (continued)
[a]Envision Healthcare Holdings Inc.	1,016,800	34,957,584
[a]IDEXX Laboratories Inc.	105,000	16,634,100
[a]Insulet Corp.	244,083	7,173,599
McKesson Corp.	225,000	47,846,250
Medtronic PLC	225,000	16,065,000
		187,195,432
Materials 2.5%
Cytec Industries Inc.	550,000	26,394,500
Ecolab Inc.	508,400	52,756,668
		79,151,168
Media 4.2%
[a]Charter Communications Inc., A	225,000	34,000,875
[a]IMAX Corp. (Canada)	400,000	13,332,000
Twenty-First Century Fox Inc., B	1,200,000	38,220,000
The Walt Disney Co.	550,000	50,028,000
		135,580,875
Pharmaceuticals, Biotechnology & Life Sciences 18.4%
[a]Actavis PLC	338,900	90,330,406
[a]Biogen Idec Inc.	350,000	136,206,000
Bristol-Myers Squibb Co.	525,000	31,641,750
[a]Celgene Corp.	750,000	89,370,000
[a]Celldex Therapeutics Inc.	925,000	19,813,500
[a,c]FibroGen Inc.	890,868	23,676,610
[a]Illumina Inc.	184,000	35,914,960
[a]Incyte Corp.	200,000	15,942,000
[a]Jazz Pharmaceuticals PLC	121,000	20,490,140
[a]Karyopharm Therapeutics Inc.	338,900	8,991,017
[a]Prestige Brands Holdings Inc.	465,000	15,930,900
[a]Puma Biotechnology Inc.	70,000	14,775,600
[a]Quintiles Transnational Holdings Inc.	353,500	21,386,750
[a]Regeneron Pharmaceuticals Inc.	80,000	33,332,800
[a]Revance Therapeutics Inc.	387,300	6,235,530
[a]Valeant Pharmaceuticals International Inc. (Canada)	175,000	27,994,750
		592,032,713
Real Estate 1.4%
American Tower Corp.	460,000	44,597,000

Retailing 6.0%
Advance Auto Parts Inc.	160,000	25,440,000
[a]Amazon.com Inc.	172,500	61,156,425
[a]LKQ Corp.	1,250,000	32,262,500
[a]Netflix Inc.	37,000	16,346,600
[a]The Priceline Group Inc.	30,000	30,284,400
Tractor Supply Co.	350,000	28,409,500
		193,899,425
Semiconductors & Semiconductor Equipment 4.3%
Applied Materials Inc.	1,750,000	39,970,000
[a]Cavium Inc.	675,000	39,696,750
[a]Nanometrics Inc.	550,000	8,547,000
[a]NXP Semiconductors NV (Netherlands)	629,400	49,936,596
		138,150,346
Software & Services 20.1%
[a]Alliance Data Systems Corp.	100,000	28,883,000
[a]Bottomline Technologies Inc.	150,000	3,715,500
[a]BroadSoft Inc.	425,000	11,428,250
[a]Cognizant Technology Solutions Corp., A	290,500	15,724,765
[a]CoStar Group Inc.	175,000	32,289,250
[a]Demandware Inc.	266,300	14,263,028
[a]Electronic Arts Inc.	968,400	53,126,424
[a]Facebook Inc., A	1,300,000	98,683,000
[a]FleetCor Technologies Inc.	360,000	50,580,000
[a]HomeAway Inc.	425,000	10,833,250

Franklin Strategic Series

Statement of Investments, January 31, 2015 (unaudited) (continued)
[a]LinkedIn Corp., A	260,000	58,432,400
MasterCard Inc., A	1,050,000	86,131,500
[a,b]Mobileye NV	270,000	10,635,300
[a]NetSuite Inc.	280,000	27,560,400
[a]Salesforce.com Inc.	556,800	31,431,360
[a]Splunk Inc.	147,900	7,639,035
[a]Twitter Inc.	400,000	15,012,000
Visa Inc., A	266,300	67,882,533
[a]Workday Inc.	100,000	7,946,000
[a]Yelp Inc.	305,000	16,003,350
		648,200,345
Technology Hardware & Equipment 8.7%
Apple Inc.	1,825,000	213,817,000
[a]Palo Alto Networks Inc.	265,000	33,493,350
QUALCOMM Inc.	215,000	13,428,900
[a,b]Stratasys Ltd.	230,000	18,282,700
		279,021,950
Transportation 3.3%
[a]Genesee & Wyoming Inc.	525,000	43,286,250
[a]Hub Group Inc., A	114,270	3,816,618
Kansas City Southern	145,300	15,996,077
[a]Spirit Airlines Inc.	575,000	42,630,500
		105,729,445
Total Common Stocks (Cost $2,172,978,169)		3,191,879,107

Short Term Investments 1.5%
Money Market Funds (Cost $8,773,716) 0.3%
[a,d]Institutional Fiduciary Trust Money Market Portfolio	8,773,716	8,773,716
Investments from Cash Collateral Received for Loaned Securities (Cost
$40,734,050) 1.2%
Money Market Funds 1.2%
[e]BNY Mellon Overnight Government Fund, 0.06%	40,734,050	40,734,050
Total Investments (Cost $2,222,485,936) 100.7%		3,241,386,873
Other Assets, less Liabilities (0.7)%		(23,126,395)
Net Assets 100.0%		$3,218,260,478

a Non-income producing.
b A portion or all of the security is on loan at January 31, 2015.
c See Note 6 regarding restricted securities.
d Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
e The rate shown is the annualized seven-day yield at period end.

Franklin Strategic Series

Statement of Investments, January 31, 2015 (unaudited)

Franklin Focused Core Equity Fund	Country	Shares	Value
Common Stocks 95.9%
Consumer Discretionary 11.8%
[a]Altice SA	Luxembourg	20,650	$1,728,551
BorgWarner Inc.	United States	48,730	2,631,907
NIKE Inc., B	United States	32,618	3,009,011
Twenty-First Century Fox Inc., B	United States	114,930	3,660,520
The Walt Disney Co.	United States	35,610	3,239,086
			14,269,075
Consumer Staples 2.7%
CVS Health Corp.	United States	33,650	3,303,084
Energy 5.9%
Anadarko Petroleum Corp.	United States	29,560	2,416,530
Marathon Oil Corp.	United States	70,580	1,877,428
Schlumberger Ltd.	United States	33,750	2,780,663
			7,074,621
Financials 23.5%
BlackRock Inc.	United States	7,427	2,528,968
[a]CBRE Group Inc.	United States	88,200	2,852,388
The Charles Schwab Corp.	United States	139,760	3,630,965
Citigroup Inc.	United States	59,410	2,789,299
Discover Financial Services	United States	46,450	2,525,951
The Hartford Financial Services Group Inc.	United States	133,300	5,185,370
JPMorgan Chase & Co.	United States	49,633	2,699,043
LPL Financial Holdings Inc.	United States	74,740	3,075,551
MetLife Inc.	United States	66,720	3,102,480
			28,390,015
Health Care 15.3%
[a]Actavis PLC	United States	18,730	4,992,294
Allergan Inc.	United States	17,090	3,747,153
Roche Holding AG	Switzerland	8,370	2,264,181
[a]Spark Therapeutics Inc.	United States	600	30,000
[a]Valeant Pharmaceuticals International Inc.	Canada	46,180	7,387,415
			18,421,043
Industrials 8.7%
The ADT Corp.	United States	91,320	3,141,408
FedEx Corp.	United States	10,510	1,777,346
[a]Genesee & Wyoming Inc.	United States	39,440	3,251,828
Precision Castparts Corp.	United States	11,370	2,275,137
			10,445,719
Information Technology 21.5%
[a]Adobe Systems Inc.	United States	51,060	3,580,838
Equinix Inc.	United States	17,500	3,795,050
[a]Google Inc., A	United States	3,270	1,757,789
[a]Google Inc., C	United States	3,300	1,763,916
MasterCard Inc., A	United States	44,010	3,610,140
Maxim Integrated Products Inc.	United States	67,280	2,226,295
Microsoft Corp.	United States	79,810	3,224,324
Motorola Solutions Inc.	United States	43,200	2,696,112
QUALCOMM Inc.	United States	52,340	3,269,156
			25,923,620
Materials 6.5%
Agrium Inc.	Canada	30,110	3,211,231
Axiall Corp.	United States	60,688	2,685,444
LyondellBasell Industries NV, A	United States	24,710	1,954,314
			7,850,989
Total Common Stocks (Cost $103,113,382)			115,678,166

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series

Statement of Investments, January 31, 2015 (unaudited) (continued)

Short Term Investments (Cost $4,917,019) 4.1%
Money Market Funds 4.1%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	United States	4,917,019	4,917,019
Total Investments (Cost $108,030,401) 100.0%			120,595,185
Other Assets, less Liabilities 0.0%†			42,022
Net Assets 100.0%			$120,637,207

† Rounds to less than 0.1% of net assets.
a Non-income producing.
b Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

Franklin Strategic Series

Statement of Investments, January 31, 2015 (unaudited)

Franklin Global Government Bond Fund	Country	Principal Amount*			Value
Foreign Government and Agency Securities 65.7%
Government of Canada, 2.75%, 6/01/22	Canada	300,000		CAD	$266,590
Government of Chile, 3.875%, 8/05/20	Chile	100,000			108,500
[a]Government of Finland, senior bond, Reg S, 2.00%, 4/15/24	Finland	350,000		EUR	453,696
Government of France,
2.25%, 5/25/24	France	150,000		EUR	196,497
1.75%, 11/25/24	France	290,000		EUR	364,866
Government of Germany, 1.50%, 2/15/23	Germany	375,000		EUR	469,804
[a]Government of Indonesia, Reg S, 4.875%, 5/05/21	Indonesia	200,000			217,341
[a]Government of Lithuania, senior note, Reg S, 6.625%, 2/01/22	Lithuania	200,000			249,274
Government of Malaysia,
3.197%, 10/15/15	Malaysia	800,000		MYR	220,197
senior bond, 4.24%, 2/07/18	Malaysia	650,000		MYR	182,596
senior note, 3.654%, 10/31/19	Malaysia	550,000		MYR	151,449
Government of Mexico,
7.75%, 12/14/17	Mexico	30,000	[b]	MXN	220,803
8.00%, 12/07/23	Mexico	30,000	[b]	MXN	239,632
senior bond, 5.95%, 3/19/19	Mexico	100,000			114,264
Government of Peru, senior bond, 6.55%, 3/14/37	Peru	200,000			267,295
Government of Poland,
4.00%, 10/25/23	Poland	650,000		PLN	204,886
3.25%, 7/25/25	Poland	900,000		PLN	272,046
5.75%, 4/25/29	Poland	800,000		PLN	313,173
Government of Singapore, 2.375%, 4/01/17	Singapore	350,000		SGD	267,268
[a]Government of Spain, senior note, Reg S, 5.15%, 10/31/28	Spain	200,000		EUR	313,354
[a]Government of the Netherlands, Reg S, 2.50%, 1/15/33	Netherlands	120,000		EUR	175,701
Italy Treasury Bond,
[a] Reg S, 3.50%, 3/01/30	Italy	400,000		EUR	534,358
senior bond, 5.50%, 9/01/22	Italy	250,000		EUR	367,030
[a] senior bond, Reg S, 5.00%, 8/01/34	Italy	300,000		EUR	473,277
[a]Queensland Treasury Corp.,
senior bond, Reg S, 5.75%, 7/22/24	Australia	350,000		AUD	338,992
senior note, Reg S, 6.00%, 7/21/22	Australia	300,000		AUD	287,065
[a]United Kingdom Treasury Bond, Reg S, 4.00%, 9/07/16	United Kingdom	300,000		GBP	477,989
[a]United Kingdom Treasury Note, Reg S, 2.00%, 1/22/16	United Kingdom	195,000		GBP	298,410
Total Foreign Government and Agency Securities (Cost $8,303,652)					8,046,353
U.S. Government and Agency Securities 30.0%
U.S. Treasury Bond,
4.375%, 11/15/39	United States	500,000			710,039
[c] Index Linked, 3.375%, 4/15/32	United States	159,679			239,482
U.S. Treasury Note,
2.125%, 5/31/15	United States	400,000			402,703
0.375%, 1/15/16	United States	200,000			200,422
1.00%, 8/31/16	United States	600,000			606,187
1.875%, 8/31/17	United States	500,000			515,625
2.625%, 11/15/20	United States	600,000			643,032
[c] Index Linked, 2.00%, 1/15/16	United States	178,503			181,864
[c] Index Linked, 1.25%, 7/15/20	United States	162,454			176,732
Total U.S. Government and Agency Securities (Cost $3,534,761)					3,676,086
Total Investments before Short Term Investments (Cost $11,838,413)					11,722,439

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series
Statement of Investments, January 31, 2015 (unaudited) (continued)

Short Term Investments (Cost $145,235) 1.2%
		Shares
Money Market Funds 1.2%
[d,e]Institutional Fiduciary Trust Money Market Portfolio	United States	145,235	145,235
Total Investments (Cost $11,983,648) 96.9%			11,867,674
Other Assets, less Liabilities 3.1%			376,691
Net Assets 100.0%			$12,244,365

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2015, the aggregate value of these securities was $3,819,457, representing 31.19% of net assets.
bPrincipal amount is stated in 100 Mexican Peso Units.
cPrincipal amount of security is adjusted for inflation.
dNon-income producing.
eInstitutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

At January 31, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
Australian Dollar	BZWS	Sell	760,000	$632,035	3/10/15	$41,991	$-
Euro	CITI	Sell	1,120,000	1,385,309	3/10/15	119,677	-
Malaysian Ringgit	BZWS	Sell	2,000,000	552,715	3/10/15	3,920	-
Polish Zloty	BZWS	Sell	2,900,000	828,060	3/10/15	46,305	-
Net unrealized appreciation (depreciation)						$211,893

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS

Counterparty

BZWS - Barclays Bank PLC
CITI - Citigroup, Inc.

Currency

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
MXN - Mexican Peso
MYR - Malaysian Ringgit
PLN - Polish Zloty
SGD - Singapore Dollar

Franklin Strategic Series

Statement of Investments, January 31, 2015 (unaudited)

Franklin Growth Opportunities Fund	Country	Shares	Value
Common Stocks 100.2%
Consumer Discretionary 17.3%
[a]Amazon.com Inc.	United States	55,546	$19,692,723
[a]Buffalo Wild Wings Inc.	United States	45,700	8,149,224
[a]Chipotle Mexican Grill Inc.	United States	18,822	13,360,608
[a]DISH Network Corp., A	United States	121,665	8,559,133
Harman International Industries Inc.	United States	100,612	13,042,334
Las Vegas Sands Corp.	United States	145,502	7,910,944
[a]Liberty Broadband Corp., C	United States	59,577	2,645,219
Lowe's Cos. Inc.	United States	160,638	10,884,831
[a]Michael Kors Holdings Ltd.	United States	83,267	5,894,471
NIKE Inc., B	United States	144,084	13,291,749
[a]The Priceline Group Inc.	United States	15,755	15,904,357
Starbucks Corp.	United States	226,435	19,819,855
[a,b]Tile Shop Holdings Inc.	United States	92,832	753,796
[a]Under Armour Inc., A	United States	225,761	16,272,853
The Walt Disney Co.	United States	232,985	21,192,316
			177,374,413
Consumer Staples 2.6%
[a]Boston Beer Inc., A	United States	19,783	6,222,149
Mead Johnson Nutrition Co., A	United States	98,431	9,694,469
[a]Monster Beverage Corp.	United States	95,544	11,173,871
			27,090,489
Energy 3.7%
Anadarko Petroleum Corp.	United States	197,463	16,142,600
[a]Diamondback Energy Inc.	United States	216,224	14,917,294
Schlumberger Ltd.	United States	87,718	7,227,086
			38,286,980
Financials 6.3%
[a]Affiliated Managers Group Inc.	United States	57,025	11,719,778
American Tower Corp.	United States	102,027	9,891,517
BlackRock Inc.	United States	28,312	9,640,519
[a]CBRE Group Inc.	United States	368,470	11,916,320
The Charles Schwab Corp.	United States	458,851	11,920,949
[a]Signature Bank	United States	79,824	9,349,785
			64,438,868
Health Care 27.0%
[a]Actavis PLC	United States	142,881	38,083,502
Allergan Inc.	United States	39,052	8,562,541
[a]Alnylam Pharmaceuticals Inc.	United States	67,177	6,303,218
[a]Biogen Idec Inc.	United States	68,477	26,648,509
[a]Celgene Corp.	United States	370,451	44,142,941
[a,b]Celldex Therapeutics Inc.	United States	291,799	6,250,335
[a]Envision Healthcare Holdings Inc.	United States	218,491	7,511,720
[a]Gilead Sciences Inc.	United States	258,071	27,053,583
[a]HMS Holdings Corp.	United States	283,560	5,610,235
[a]Illumina Inc.	United States	90,831	17,729,303
[a]Incyte Corp.	United States	91,062	7,258,552
[a]Jazz Pharmaceuticals PLC	United States	78,529	13,298,101
[a]Karyopharm Therapeutics Inc.	United States	183,481	4,867,751
[a]Medivation Inc.	United States	142,034	15,456,140
Perrigo Co. PLC	United States	94,376	14,320,614
[a]Puma Biotechnology Inc.	United States	17,195	3,629,521
[a]Sagent Pharmaceuticals Inc.	United States	206,195	5,293,026
[a]Valeant Pharmaceuticals International Inc.	Canada	111,724	17,872,488
[a]VWR Corp.	United States	303,700	7,337,392
			277,229,472
Industrials 10.2%
Allegiant Travel Co.	United States	47,945	8,690,990

Quarterly Statement of Investments. | See Notes to Statements of Investments.

Franklin Strategic Series

Statement of Investments, January 31, 2015 (unaudited) (continued)
American Airlines Group Inc.	United States	273,610	13,428,779
[a]B/E Aerospace Inc.	United States	120,085	7,004,558
Cummins Inc.	United States	49,996	6,972,442
[a]DigitalGlobe Inc.	United States	216,700	5,827,063
Flowserve Corp.	United States	224,023	12,207,013
Hexcel Corp.	United States	122,870	5,434,540
[a]IHS Inc., A	United States	90,952	10,471,304
Kansas City Southern	United States	98,006	10,789,481
Precision Castparts Corp.	United States	100,908	20,191,691
[a]United Rentals Inc.	United States	48,519	4,019,799
			105,037,660
Information Technology 26.7%
[a]Adobe Systems Inc.	United States	108,119	7,582,385
[a]Alibaba Group Holding Ltd., ADR	China	98,906	8,810,546
Apple Inc.	United States	275,775	32,309,799
ARM Holdings PLC	United Kingdom	307,305	4,818,721
Avago Technologies Ltd.	Singapore	136,568	14,050,116
[a]BroadSoft Inc.	United States	227,230	6,110,215
[a]Facebook Inc., A	United States	397,976	30,210,358
[a]Freescale Semiconductor Ltd.	United States	218,508	7,011,922
[a]Google Inc., A	United States	38,312	20,594,616
[a]Google Inc., C	United States	31,445	16,807,981
[a]LinkedIn Corp., A	United States	43,424	9,759,110
MasterCard Inc., A	United States	414,507	34,002,009
[a,b]Mobileye NV	United States	106,302	4,187,236
[a]NetSuite Inc.	United States	70,325	6,922,090
[a]NXP Semiconductors NV	Netherlands	165,112	13,099,986
[a]Palo Alto Networks Inc.	United States	64,704	8,177,939
QUALCOMM Inc.	United States	71,293	4,452,961
[a]Salesforce.com Inc.	United States	133,088	7,512,818
[a]ServiceNow Inc.	United States	118,198	8,616,634
[a]ViaSat Inc.	United States	111,504	6,268,755
Visa Inc., A	United States	90,383	23,039,530
			274,345,727
Materials 3.1%
[a]Axalta Coating Systems Ltd.	United States	249,446	6,403,279
Ecolab Inc.	United States	73,801	7,658,330
LyondellBasell Industries NV, A	United States	123,252	9,748,000
Martin Marietta Materials Inc.	United States	70,361	7,580,694
			31,390,303
Telecommunication Services 3.3%
[a]SBA Communications Corp.	United States	294,327	34,347,961
Total Common Stocks (Cost $719,080,735)			1,029,541,873
Short Term Investments (Cost $10,485,350) 1.1%
Investments from Cash Collateral Received for Loaned Securities 1.1%
Money Market Funds 1.1%
[c]BNY Mellon Overnight Government Fund, 0.06%	United States	10,485,350	10,485,350
Total Investments (Cost $729,566,085) 101.3%			1,040,027,223

Other Assets, less Liabilities (1.3)%			(12,984,807)
Net Assets 100.0%			$1,027,042,416

a Non-income producing.
b A portion or all of the security is on loan at January 31, 2015.
c The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS

Franklin Strategic Series

Statement of Investments, January 31, 2015 (unaudited) (continued)

Selected Portfolio

ADR - American Depositary Receipt

Franklin Strategic Series

Statement of Investments, January 31, 2015 (unaudited)

Franklin Natural Resources Fund	Country	Shares	Value
Common Stocks 92.8%
Coal & Consumable Fuels 0.7%
[a,b]Energy Coal Resources, 144A	United States	199,375	$—
Peabody Energy Corp.	United States	648,250	4,038,598
			4,038,598
Commodity Chemicals 1.4%
Axiall Corp.	United States	106,800	4,725,900
LyondellBasell Industries NV, A	United States	50,200	3,970,318
			8,696,218
Construction Materials 0.6%
Martin Marietta Materials Inc.	United States	32,000	3,447,680
Diversified Metals & Mining 11.2%
BHP Billiton PLC, ADR	Australia	398,400	17,406,096
First Quantum Minerals Ltd.	Zambia	292,800	2,671,247
Freeport-McMoRan Inc., B	United States	503,300	8,460,473
Glencore PLC	Switzerland	2,533,200	9,497,424
HudBay Minerals Inc.	Canada	211,700	1,541,424
[a]Imperial Metals Corp.	Canada	360,300	2,538,323
MMG Ltd.	Australia	5,333,000	1,527,193
[a]Nautilus Minerals Inc.	Canada	746,000	264,247
PanAust Ltd.	Australia	3,206,787	3,019,969
Rio Tinto PLC, ADR	United Kingdom	224,000	9,885,120
Sandfire Resources NL	Australia	1,204,867	4,004,184
Southern Copper Corp.	United States	56,200	1,533,136
Teck Resources Ltd., B	Canada	499,000	6,427,120
			68,775,956
Fertilizers & Agricultural Chemicals 0.7%
The Mosaic Co.	United States	88,400	4,304,196
Gold 5.9%
Agnico Eagle Mines Ltd.	Canada	112,200	3,783,571
[a]AngloGold Ashanti Ltd., ADR	South Africa	224,700	2,781,786
[a]B2Gold Corp.	Canada	2,122,400	4,176,637
Barrick Gold Corp.	Canada	338,000	4,319,640
[a]G-Resources Group Ltd.	Hong Kong	86,108,260	2,432,531
Goldcorp Inc.	Canada	339,300	8,153,379
[a]Newcrest Mining Ltd.	Australia	300,000	3,166,124
Randgold Resources Ltd., ADR	Jersey Islands	71,600	6,104,616
[a]Romarco Minerals Inc.	Canada	2,819,000	1,264,822
			36,183,106
Integrated Oil & Gas 15.6%
BP PLC, ADR	United Kingdom	153,000	5,940,990
Chevron Corp.	United States	192,800	19,767,784
Exxon Mobil Corp.	United States	189,900	16,601,058
Hess Corp.	United States	177,600	11,986,224
Occidental Petroleum Corp.	United States	296,900	23,752,000
Petroleo Brasileiro SA, ADR	Brazil	337,000	2,025,370
Royal Dutch Shell PLC, A, ADR	United Kingdom	88,500	5,438,325
Total SA, B, ADR	France	192,200	9,900,222
			95,411,973
Oil & Gas Drilling 2.2%
Ensco PLC, A	United States	102,619	2,877,437
Noble Corp. PLC	United States	125,000	2,027,500
[a]Pioneer Energy Services Corp.	United States	965,937	3,998,979
Rowan Cos. PLC	United States	209,000	4,414,080
			13,317,996
Oil & Gas Equipment & Services 18.2%
Baker Hughes Inc.	United States	168,100	9,748,119
[a]C&J Energy Services Inc.	United States	322,700	3,323,810
[a]Cameron International Corp.	United States	193,900	8,682,842

	Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series

Statement of Investments, January 31, 2015 (unaudited) (continued)
[a]Dril-Quip Inc.	United States	74,100	5,500,443
[a]FMC Technologies Inc.	United States	150,800	5,651,984
[a]Forum Energy Technologies Inc.	United States	116,700	1,803,015
Halliburton Co.	United States	335,435	13,414,046
[a]Hornbeck Offshore Services Inc.	United States	183,500	4,073,700
[a]Key Energy Services Inc.	United States	773,800	1,299,984
National Oilwell Varco Inc.	United States	43,000	2,340,490
Oceaneering International Inc.	United States	197,200	10,325,392
[a]Oil States International Inc.	United States	61,400	2,521,698
[a]PHI Inc., non-voting	United States	81,600	2,791,536
[a]RigNet Inc.	United States	154,200	5,276,724
RPC Inc.	United States	150,700	1,879,229
Schlumberger Ltd.	United States	258,804	21,322,861
Superior Energy Services Inc.	United States	381,400	7,628,000
[a]Weatherford International PLC	United States	388,400	4,012,172
			111,596,045
Oil & Gas Exploration & Production 32.0%
Anadarko Petroleum Corp.	United States	289,900	23,699,325
Cabot Oil & Gas Corp., A	United States	540,900	14,333,850
[a]California Resources Corp.	United States	109,360	559,923
[a]Callon Petroleum Co.	United States	676,200	3,685,290
Canadian Natural Resources Ltd.	Canada	308,300	8,940,312
Cimarex Energy Co.	United States	90,000	9,288,000
[a]Cobalt International Energy Inc.	United States	410,000	3,739,200
[a]Concho Resources Inc.	United States	133,100	14,754,135
Devon Energy Corp.	United States	108,000	6,509,160
[a]Diamondback Energy Inc.	United States	155,400	10,721,046
[a]Eclipse Resources Corp.	United States	295,100	1,829,620
EnCana Corp.	Canada	464,000	5,679,360
EOG Resources Inc.	United States	81,500	7,255,945
EQT Corp.	United States	141,200	10,510,928
[a]Gran Tierra Energy Inc.	Colombia	1,649,000	3,528,860
Marathon Oil Corp.	United States	467,800	12,443,480
[a]Matador Resources Co.	United States	306,246	6,602,664
[a]MEG Energy Corp.	Canada	129,200	1,970,951
Noble Energy Inc.	United States	201,100	9,600,514
[a]Oasis Petroleum Inc.	United States	306,600	4,120,704
[a]Ophir Energy PLC	United Kingdom	1,346,600	2,724,119
Pioneer Natural Resources Co.	United States	71,100	10,702,683
[a]Rex Energy Corp.	United States	962,000	3,405,480
SM Energy Co.	United States	185,500	7,015,610
[a]Southwestern Energy Co.	United States	383,100	9,497,049
Tullow Oil PLC	United Kingdom	443,100	2,436,161
			195,554,369
Oil & Gas Refining & Marketing 4.1%
HollyFrontier Corp.	United States	188,500	6,770,920
Marathon Petroleum Corp.	United States	36,000	3,333,240
Phillips 66	United States	141,800	9,971,376
Valero Energy Corp.	United States	91,600	4,843,808
			24,919,344
Silver 0.2%
[c]Tahoe Resources Inc., 144A	United States	82,000	1,119,238
Total Common Stocks (Cost $589,964,040)			567,364,719
Convertible Preferred Stocks 0.8%
Oil & Gas Exploration & Production 0.8%
Sanchez Energy Corp., 4.875%, cvt. pfd.	United States	92,900	3,025,056
Sanchez Energy Corp., 6.50%, cvt. pfd., B	United States	54,500	2,080,265
Total Convertible Preferred Stocks (Cost $7,072,693)			5,105,321
Preferred Stocks (Cost $2,376,164) 0.0%
Coal & Consumable Fuels 0.0%
[a,b]Energy Coal Resources, 144A, pfd.	United States	29,847	—

Franklin Strategic Series

Statement of Investments, January 31, 2015 (unaudited) (continued)
		Principal Amount
Convertible Bonds 0.6%
Diversified Metals & Mining 0.1%
Molycorp Inc., cvt., senior note, 6.00%, 9/01/17	United States	$4,453,000	533,024
Oil & Gas Exploration & Production 0.5%
Cobalt International Energy Inc., cvt., senior bond, 3.125%, 5/15/24	United States	3,874,000	2,794,123
Total Convertible Bonds (Cost $7,161,180)			3,327,147
Total Investments before Short Term Investments (Cost $606,574,077)			575,797,187

		Shares

Short Term Investments (Cost $34,586,218) 5.6%
Money Market Funds 5.6%
[a,d]Institutional Fiduciary Trust Money Market Portfolio	United States	34,586,218	34,586,218
Total Investments (Cost $641,160,295) 99.8%			610,383,405
Other Assets, less Liabilities 0.2%			969,208
Net Assets 100.0%			$611,352,613

a Non-income producing.
b See Note 6 regarding restricted securities.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
January 31, 2015, the value of this security was $1,119,238, representing 0.18% of net assets.
d Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt

Franklin Strategic Series

Statement of Investments, January 31, 2015 (unaudited)

Franklin Small Cap Growth Fund	Shares	Value
Common Stocks 89.9%
Consumer Discretionary 16.6%
[a]2U Inc.	988,489	$17,585,219
[a]American Axle & Manufacturing Holdings Inc.	1,540,500	37,511,175
[a]Buffalo Wild Wings Inc.	136,200	24,287,184
[a]Citi Trends Inc.	228,200	5,223,498
[a]Global Eagle Entertainment Inc.	1,259,856	19,395,483
[a]Grand Canyon Education Inc.	743,400	32,575,788
[a]IMAX Corp. (Canada)	1,073,900	35,793,087
[b]KB Home	883,700	11,010,901
Lithia Motors Inc.	368,095	31,177,646
[a]M/I Homes Inc.	1,000,300	20,646,192
[a,b]Mattress Firm Holding Corp.	403,400	23,243,908
[a,b]Noodles & Co.	895,635	23,017,820
[a,b]Nord Anglia Education Inc. (Hong Kong)	799,300	16,017,972
[a,b,c]Potbelly Corp.	1,567,051	21,985,726
[a]Shutterfly Inc.	1,092,900	47,945,523
[a,b]Sportsman's Warehouse Holdings Inc.	2,043,500	14,570,155
[a]Tenneco Inc.	696,800	35,829,456
[a,b]Tile Shop Holdings Inc.	2,551,000	20,714,120
Wolverine World Wide Inc.	1,151,000	32,400,650
[a,b]Zoe's Kitchen Inc.	902,300	27,917,162
		498,848,665
Consumer Staples 2.5%
[a]Boston Beer Inc., A	73,800	23,211,576
[a,b]Freshpet Inc.	526,400	8,048,656
[a]Smart & Final Stores Inc.	826,900	12,403,500
[a]TreeHouse Foods Inc.	345,400	31,327,780
		74,991,512
Energy 3.8%
[a]C&J Energy Services Inc.	919,800	9,473,940
[a,c]Callon Petroleum Co.	4,128,282	22,499,137
[a]Matador Resources Co.	1,289,839	27,808,929
[a]Pioneer Energy Services Corp.	1,602,900	6,636,006
[a,b,c]Rex Energy Corp.	4,781,100	16,925,094
[a]RigNet Inc.	347,500	11,891,450
[a,b]Sanchez Energy Corp.	1,778,000	19,806,920
		115,041,476
Financials 4.9%
BBCN Bancorp Inc.	987,300	12,785,535
[a]Essent Group Ltd.	737,931	17,260,206
Evercore Partners Inc.	402,100	19,248,527
Manning & Napier Inc.	286,100	3,064,131
[a]Square 1 Financial Inc., A	1,087,500	25,295,250
Talmer Bancorp Inc., A	1,144,100	15,468,232
Virtus Investment Partners Inc.	203,303	27,573,986
[a]Western Alliance Bancorp	1,081,300	27,800,223
		148,496,090
Health Care 19.3%
[a]Adeptus Health Inc., A	452,500	14,231,125
[a,c]Aratana Therapeutics Inc.	1,771,119	29,347,442
[a]Celldex Therapeutics Inc.	1,612,800	34,546,176
[a]Corium International Inc.	617,850	4,016,025
[a]DexCom Inc.	761,800	45,540,404
[a,b]Exact Sciences Corp.	211,513	5,755,269
[a]Fluidigm Corp.	696,300	26,828,439
[a]Greatbatch Inc.	550,900	26,751,704
[a]Halozyme Therapeutics Inc.	553,900	7,909,692
[a]HealthEquity Inc.	610,300	12,675,931
[a]HealthStream Inc.	397,000	11,219,220

	Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series

Statement of Investments, January 31, 2015 (unaudited) (continued)
[a]HeartWare International Inc.	345,600	28,867,968
[a]Heron Therapeutics Inc.	706,293	5,579,715
[a]HMS Holdings Corp.	1,502,000	29,717,070
[a]Impax Laboratories Inc.	911,400	33,421,038
[a]Karyopharm Therapeutics Inc.	792,586	21,027,306
[a,b]Keryx Biopharmaceuticals Inc.	1,511,500	18,379,840
[a]MWI Veterinary Supply Inc.	145,500	27,596,985
[a]Neogen Corp.	622,500	28,697,250
[a]Nevro Corp.	318,700	14,519,972
[a]Ophthotech Corp.	140,709	7,914,881
[a]PAREXEL International Corp.	532,900	32,485,584
Phibro Animal Health Corp.	393,500	10,754,355
[a]Revance Therapeutics Inc.	1,051,797	16,933,932
[a]Sage Therapeutics Inc.	106,500	4,301,535
[a]Sagent Pharmaceuticals Inc.	937,100	24,055,357
[a]Spark Therapeutics Inc.	164,500	8,225,000
[a]The Spectranetics Corp.	1,061,500	34,721,665
[a]Tandem Diabetes Care Inc.	1,098,500	13,500,565
		579,521,445
Industrials 15.7%
[a]The Advisory Board Co.	819,600	38,422,848
Allegiant Travel Co.	162,348	29,428,822
Altra Industrial Motion Corp.	1,042,200	26,628,210
[a,c]Astronics Corp.	796,360	44,349,289
[a]Beacon Roofing Supply Inc.	610,000	14,450,900
[a]DigitalGlobe Inc.	1,209,100	32,512,699
Exponent Inc.	238,108	19,081,975
[a]Hub Group Inc., A	741,600	24,769,440
[a]Huron Consulting Group Inc.	154,800	11,644,056
Interface Inc.	1,646,400	25,864,944
[a,b,c]The KEYW Holding Corp.	2,669,012	23,727,517
The Manitowoc Co. Inc.	747,164	13,971,967
Mobile Mini Inc.	802,500	29,130,750
[a,b]Paylocity Holding Corp.	519,311	12,234,967
[a]Proto Labs Inc.	557,600	35,903,864
[a]Spirit Airlines Inc.	175,200	12,989,328
Steelcase Inc., A	1,387,000	23,412,560
[a]TCP International Holdings Ltd. (China)	929,600	5,884,368
[b]US Ecology Inc.	954,490	39,573,155
[a]Virgin America Inc.	166,530	5,585,416
		469,567,075
Information Technology 24.8%
[a]A10 Networks Inc.	1,494,300	7,172,640
[a,b,c]Bazaarvoice Inc.	4,073,500	33,850,785
[a,b]Benefitfocus Inc.	424,730	10,274,219
[a,b]Borderfree Inc.	1,120,868	6,837,295
[a]Bottomline Technologies Inc.	1,501,404	37,189,777
[a,c]BroadSoft Inc.	1,447,100	38,912,519
[a]Callidus Software Inc.	2,291,600	34,259,420
[a]Cavium Inc.	631,000	37,109,110
[a]Cognex Corp.	893,400	32,832,450
[a]Coherent Inc.	452,400	27,994,512
[a]Cvent Inc.	659,643	16,477,882
[a]Demandware Inc.	858,700	45,991,972
[a]FARO Technologies Inc.	649,000	35,922,150
[a]Guidewire Software Inc.	566,900	28,401,690
[a]HomeAway Inc.	1,104,200	28,146,058
[a,b]Hubspot Inc.	357,829	12,040,946
Intersil Corp., A	2,685,600	38,430,936
[a]Ixia	2,473,500	25,081,290
[a]Lattice Semiconductor Corp.	5,554,700	39,605,011
[a,b]Mobile Iron Inc.	1,375,000	12,058,750
[a,c]Nanometrics Inc.	2,164,800	33,640,992
[a]Sapient Corp.	1,733,720	43,100,279

Franklin Strategic Series
Statement of Investments, January 31, 2015 (unaudited) (continued)
[a]Semtech Corp.	978,000	24,899,880
[a]Shoretel Inc.	941,800	6,667,944
[a]Silicon Laboratories Inc.	665,000	29,100,400
[a]ViaSat Inc.	679,000	38,173,380
[a,b]Zendesk Inc.	791,714	19,151,561
		743,323,848
Materials 2.3%
H.B. Fuller Co.	884,800	36,409,520
Quaker Chemical Corp.	400,600	31,615,352
		68,024,872
Total Common Stocks (Cost $2,518,272,531)		2,697,814,983

Short Term Investments 11.6%
Money Market Funds (Cost $123,746,010) 4.1%
[a,d]Institutional Fiduciary Trust Money Market Portfolio	123,746,010	123,746,010
Investments from Cash Collateral Received for Loaned Securities (Cost
$224,058,597) 7.5%
Money Market Funds 7.5%
[e]BNY Mellon Overnight Government Fund, 0.06%	224,058,597	224,058,597
Total Investments (Cost $2,866,077,138) 101.5%		3,045,619,590
Other Assets, less Liabilities (1.5)%		(45,497,072)
Net Assets 100.0%		$3,000,122,518

a Non-income producing.
b A portion or all of the security is on loan at January 31, 2015.
c See Note 7 regarding holdings of 5% voting securities.
d Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
e The rate shown is the annualized seven-day yield at period end.

Franklin Strategic Series

Statement of Investments, January 31, 2015 (unaudited)

Franklin Small-Mid Cap Growth Fund	Shares	Value
Common Stocks 97.9%
Consumer Discretionary 21.1%
Advance Auto Parts Inc.	183,300	$29,144,700
BorgWarner Inc.	559,800	30,234,798
[a]Buffalo Wild Wings Inc.	209,800	37,411,536
[a]Charter Communications Inc., A	151,900	22,954,368
[a]Chipotle Mexican Grill Inc.	66,600	47,275,344
Dick's Sporting Goods Inc.	620,400	32,043,660
[a]Dollar Tree Inc.	369,400	26,264,340
[a]Global Eagle Entertainment Inc.	1,466,130	22,571,071
[a]Grand Canyon Education Inc.	535,400	23,461,228
Harman International Industries Inc.	332,400	43,089,012
[a]IMAX Corp. (Canada)	926,100	30,866,913
[a]Jarden Corp.	998,292	47,937,982
[b]KB Home	2,133,200	26,579,672
L Brands Inc.	337,500	28,562,625
[a]Liberty Broadband Corp., C	217,932	9,676,181
Marriott International Inc., A	573,500	42,725,750
[a]MGM Resorts International	1,862,719	36,285,766
[a]Netflix Inc.	98,930	43,707,274
Nordstrom Inc.	361,800	27,569,160
Polaris Industries Inc.	151,000	21,833,090
[a]Shutterfly Inc.	397,200	17,425,164
[a]Tenneco Inc.	673,500	34,631,370
Tractor Supply Co.	359,900	29,213,083
[a]Under Armour Inc., A	394,400	28,428,352
Wolverine World Wide Inc.	712,900	20,068,135
[a,b]Zoe's Kitchen Inc.	609,500	18,857,930
		778,818,504
Consumer Staples 3.9%
[a]Boston Beer Inc., A	121,800	38,308,536
[a,b]Freshpet Inc.	780,900	11,939,961
[a]Monster Beverage Corp.	325,000	38,008,750
[a]TreeHouse Foods Inc.	376,500	34,148,550
Whole Foods Market Inc.	434,228	22,621,108
		145,026,905
Energy 4.5%
Cabot Oil & Gas Corp., A	1,357,010	35,960,765
[a]Concho Resources Inc.	349,000	38,686,650
[a]Diamondback Energy Inc.	421,200	29,058,588
EQT Corp.	403,500	30,036,540
[a]Matador Resources Co.	829,600	17,886,176
Oceaneering International Inc.	283,800	14,859,768
		166,488,487
Financials 7.1%
[a]Affiliated Managers Group Inc.	251,800	51,749,936
Brown & Brown Inc.	672,800	20,755,880
Intercontinental Exchange Inc.	227,048	46,710,585
Jones Lang LaSalle Inc.	105,300	15,487,524
Lazard Ltd., A	636,600	29,156,280
LPL Financial Holdings Inc.	537,800	22,130,470
[a]Signature Bank	349,200	40,901,796
T. Rowe Price Group Inc.	461,700	36,345,024
		263,237,495
Health Care 19.4%
[a]Alnylam Pharmaceuticals Inc.	92,200	8,651,126
[a]BioMarin Pharmaceutical Inc.	151,500	14,719,740
[a]Catamaran Corp.	669,300	33,404,763
[a]Celldex Therapeutics Inc.	865,710	18,543,508
[a]Cerner Corp.	588,000	39,013,800

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series

Statement of Investments, January 31, 2015 (unaudited) (continued)
The Cooper Cos. Inc.	243,800	38,435,070
[a]DaVita HealthCare Partners Inc.	459,900	34,520,094
DENTSPLY International Inc.	442,000	22,111,050
[a]DexCom Inc.	282,300	16,875,894
[a]Edwards Lifesciences Corp.	184,700	23,152,145
[a]Envision Healthcare Holdings Inc.	964,700	33,166,386
[a]HCA Holdings Inc.	620,200	43,910,160
[a]HeartWare International Inc.	118,230	9,875,752
[a]HMS Holdings Corp.	802,200	15,871,527
[a]Hologic Inc.	1,081,300	32,833,674
[a]Illumina Inc.	154,900	30,234,931
[a]Impax Laboratories Inc.	1,232,000	45,177,440
[a]Incyte Corp.	134,500	10,720,995
[a]Insulet Corp.	264,400	7,770,716
[a]Intercept Pharmaceuticals Inc.	33,500	6,734,505
[a]Karyopharm Therapeutics Inc.	295,200	7,831,656
[a,b]Keryx Biopharmaceuticals Inc.	667,900	8,121,664
[a]Mettler-Toledo International Inc.	104,500	31,762,775
[a]Nevro Corp.	88,750	4,043,450
Perrigo Co. PLC	310,817	47,163,372
[a]Portola Pharmaceuticals Inc.	147,500	4,193,425
[a]Puma Biotechnology Inc.	73,800	15,577,704
[a]Quintiles Transnational Holdings Inc.	728,400	44,068,200
[a,b]Revance Therapeutics Inc.	623,900	10,044,790
[a]Spark Therapeutics Inc.	39,700	1,985,000
St. Jude Medical Inc.	540,900	35,629,083
[a]Tandem Diabetes Care Inc.	591,400	7,268,306
[a]Vertex Pharmaceuticals Inc.	133,700	14,725,718
		718,138,419
Industrials 15.9%
[a]The Advisory Board Co.	424,200	19,886,496
Allegiant Travel Co.	139,310	25,252,724
AMETEK Inc.	1,019,950	48,855,605
[a]B/E Aerospace Inc.	530,500	30,944,065
[a]DigitalGlobe Inc.	1,234,900	33,206,461
Flowserve Corp.	484,400	26,394,956
[a]Genesee & Wyoming Inc.	300,200	24,751,490
[a]HD Supply Holdings Inc.	1,349,100	38,894,553
Hexcel Corp.	756,709	33,469,239
[a]IHS Inc., A	362,900	41,780,677
J.B. Hunt Transport Services Inc.	237,800	18,931,258
Kansas City Southern	246,900	27,181,221
[a]Proto Labs Inc.	391,900	25,234,441
Robert Half International Inc.	834,900	48,474,294
Rockwell Automation Inc.	206,400	22,481,088
Roper Industries Inc.	268,830	41,491,222
[a]Spirit Airlines Inc.	501,900	37,210,866
Towers Watson & Co.	120,100	14,231,850
[a]WABCO Holdings Inc.	295,700	28,141,769
		586,814,275
Information Technology 22.0%
[a]Alliance Data Systems Corp.	54,600	15,770,118
[a]ANSYS Inc.	227,100	18,320,157
Applied Materials Inc.	1,626,600	37,151,544
Avago Technologies Ltd. (Singapore)	387,500	39,866,000
[a]Bottomline Technologies Inc.	565,600	14,009,912
[a]Cognex Corp.	842,100	30,947,175
[a]CoStar Group Inc.	184,700	34,078,997
[a]Demandware Inc.	347,100	18,590,676
[a]Electronic Arts Inc.	833,700	45,736,782
Equinix Inc.	133,069	28,857,343
Fidelity National Information Services Inc.	272,900	17,037,147
[a]FleetCor Technologies Inc.	243,800	34,253,900
[a]Freescale Semiconductor Ltd.	713,700	22,902,633

Franklin Strategic Series

Statement of Investments, January 31, 2015 (unaudited) (continued)
[a]HomeAway Inc.	615,400	15,686,546
Intersil Corp., A	2,174,600	31,118,526
[a]JDS Uniphase Corp.	1,980,400	24,061,860
Lam Research Corp.	236,400	18,070,416
[a]LinkedIn Corp., A	124,900	28,070,026
[a]NetSuite Inc.	169,800	16,713,414
[a]NXP Semiconductors NV (Netherlands)	714,900	56,720,166
[a]Pandora Media Inc.	945,200	15,690,320
[a]Red Hat Inc.	442,800	28,246,212
[a]Semtech Corp.	518,300	13,195,918
[a]ServiceNow Inc.	180,000	13,122,000
[a,b]Stratasys Ltd.	357,100	28,385,879
[a]Twitter Inc.	851,000	31,938,030
[a]Vantiv Inc., A	557,200	19,162,108
[a]VeriFone Systems Inc.	597,300	18,749,247
[a]ViaSat Inc.	637,896	35,862,513
[a]Workday Inc.	155,100	12,324,246
Xilinx Inc.	564,100	21,760,158
[a]Yelp Inc.	547,800	28,743,066
		815,143,035
Materials 3.4%
[a]Axalta Coating Systems Ltd.	1,579,270	40,539,861
Cytec Industries Inc.	708,000	33,976,920
H.B. Fuller Co.	556,333	22,893,103
Martin Marietta Materials Inc.	275,900	29,725,466
		127,135,350
Utilities 0.6%
[a]Calpine Corp.	997,600	20,829,888

Total Common Stocks (Cost $2,563,801,680)		3,621,632,358

Short Term Investments 5.2%
Money Market Funds (Cost $101,009,226) 2.7%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	101,009,226	101,009,226

Investments from Cash Collateral Received for Loaned Securities (Cost
$92,850,725) 2.5%
Money Market Funds 2.5%
[d]BNY Mellon Overnight Government Fund, 0.06%	92,850,725	92,850,725

Total Investments (Cost $2,757,661,631) 103.1%		3,815,492,309

Other Assets, less Liabilities (3.1)%		(114,922,574)
Net Assets 100.0%		$3,700,569,735

a Non-income producing.
b A portion or all of the security is on loan at January 31, 2015.
c Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
d The rate shown is the annualized seven-day yield at period end.

Franklin Strategic Series

Statement of Investments, January 31, 2015 (unaudited)

Franklin Strategic Income Fund	Country	Shares/Units		Value
Common Stocks and Other Equity Interests 1.6%
Consumer Services 0.1%
[a,b,c]Turtle Bay Resort	United States	5,579,939		$9,625,396
Diversified Financials 1.5%
iShares iBoxx High Yield Corporate Bond ETF	United States	1,400,000		126,322,000
Materials 0.0%†
[a]Verso Corp.	United States	52,822		110,927
Transportation 0.0%†
[a]CEVA Holdings LLC	United Kingdom	1,570		1,138,228
Total Common Stocks and Other Equity Interests (Cost $135,640,375)				137,196,551
Convertible Preferred Stocks 0.0%†
Transportation 0.0%†
[a]CEVA Holdings LLC, cvt. pfd., A-1	United Kingdom	62		60,450
[a]CEVA Holdings LLC, cvt. pfd., A-2	United Kingdom	3,399		2,463,956
Total Convertible Preferred Stocks (Cost $5,149,789)				2,524,406
		Principal Amount*
Corporate Bonds 36.6%
Automobiles & Components 0.4%
[d]Avis Budget Finance PLC, senior note, 144A, 6.00%, 3/01/21	United States	9,000,000	EUR	10,783,216
The Goodyear Tire & Rubber Co., senior note, 6.50%, 3/01/21	United States	20,000,000		21,575,000
				32,358,216
Banks 3.0%
Bank of America Corp.,
[e] junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	22,000,000		23,746,250
senior note, 5.65%, 5/01/18	United States	10,000,000		11,181,950
CIT Group Inc., senior note,
5.375%, 5/15/20	United States	6,900,000		7,391,625
5.00%, 8/15/22	United States	18,000,000		18,967,500
[d] 144A, 6.625%, 4/01/18	United States	7,000,000		7,568,750
Citigroup Inc.,
[e] junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	6,900,000		6,958,216
senior note, 3.875%, 10/25/23	United States	20,000,000		21,396,000
sub. bond, 5.50%, 9/13/25	United States	10,000,000		11,359,290
sub. note, 4.05%, 7/30/22	United States	5,000,000		5,277,300
JPMorgan Chase & Co.,
[e] junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	10,000,000		10,146,880
[e] junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	5,000,000		4,975,000
[e] junior sub. note, X, 6.10% to 10/01/24, FRN thereafter, Perpetual	United States	5,000,000		5,125,000
senior note, 4.25%, 10/15/20	United States	10,000,000		10,979,250
senior note, 3.25%, 9/23/22	United States	5,000,000		5,170,715
sub. note, 3.375%, 5/01/23	United States	10,000,000		9,995,440
sub. note, 3.875%, 9/10/24	United States	10,000,000		10,356,240
Merrill Lynch & Co. Inc., senior note, 6.40%, 8/28/17	United States	10,000,000		11,171,720
Royal Bank of Scotland Group PLC, sub. note,
6.125%, 12/15/22	United Kingdom	10,000,000		11,293,750
5.125%, 5/28/24	United Kingdom	2,600,000		2,752,750
The Royal Bank of Scotland PLC, sub. note, 6.934%, 4/09/18	United Kingdom	13,000,000	EUR	16,888,268
[e]Wells Fargo & Co., junior sub. bond,
5.875% to 6/15/25, FRN thereafter, Perpetual	United States	22,000,000		23,100,000
S, 5.90% to 6/15/24, FRN thereafter, Perpetual	United States	28,000,000		28,840,000
				264,641,894
Capital Goods 0.9%
[d]Abengoa Finance SAU, senior note, 144A,
8.875%, 11/01/17	Spain	18,000,000		18,416,250
7.75%, 2/01/20	Spain	2,600,000		2,450,500
[d]AECOM,
senior bond, 144A, 5.875%, 10/15/24	United States	500,000		523,125
senior note, 144A, 5.75%, 10/15/22	United States	3,300,000		3,460,875

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series

Statement of Investments, January 31, 2015 (unaudited) (continued)
[d]KM Germany Holdings GmbH, senior secured note, first lien, 144A, 8.75%, 12/15/20	Germany	9,000,000	EUR	11,132,701
Meritor Inc., senior note, 6.75%, 6/15/21	United States	4,000,000		4,170,000
Navistar International Corp., senior note, 8.25%, 11/01/21	United States	12,200,000		11,940,750
Terex Corp., senior note, 6.00%, 5/15/21	United States	15,000,000		15,300,000
TransDigm Inc.,
senior sub. bond, 6.50%, 7/15/24	United States	4,000,000		4,070,000
senior sub. note, 6.00%, 7/15/22	United States	4,000,000		4,010,000
				75,474,201
Commercial & Professional Services 0.0%†
[d]Algeco Scotsman Global Finance PLC, first lien, 144A, 9.00%, 10/15/18	United Kingdom	1,700,000	EUR	1,961,214
Consumer Durables & Apparel 1.1%
[d]Financiere Gaillon 8 SAS, senior note, 144A, 7.00%, 9/30/19	France	13,600,000	EUR	15,324,833
[d]INVISTA Finance LLC, senior secured note, 144A, 4.25%, 10/15/19	United States	25,100,000		25,194,125
KB Home,
senior bond, 7.50%, 9/15/22	United States	5,000,000		5,100,000
senior note, 4.75%, 5/15/19	United States	9,400,000		9,000,500
senior note, 7.00%, 12/15/21	United States	13,300,000		13,333,250
M/I Homes Inc., senior note, 8.625%, 11/15/18	United States	2,200,000		2,293,500
Toll Brothers Finance Corp., senior bond, 5.625%, 1/15/24	United States	10,300,000		11,098,250
Visant Corp., senior note, 10.00%, 10/01/17	United States	14,300,000		12,190,750
				93,535,208
Consumer Services 1.3%
[d]1011778 BC ULC/New Red Finance Inc., secured note, second lien, 144A, 6.00%,
4/01/22	Canada	20,000,000		20,600,000
[f]Caesars Entertainment Operating Co. Inc., senior secured note, first lien,
11.25%, 6/01/17	United States	25,000,000		19,125,000
9.00%, 2/15/20	United States	3,900,000		2,925,000
[d,g]Financiere Quick SAS,
144A, FRN, 7.571%, 10/15/19	France	6,600,000	EUR	5,909,902
secured note, 144A, FRN, 4.821%, 4/15/19	France	6,900,000	EUR	6,985,975
MGM Resorts International, senior note,
6.625%, 7/15/15	United States	15,000,000		15,300,000
7.50%, 6/01/16	United States	1,000,000		1,057,500
10.00%, 11/01/16	United States	1,000,000		1,115,000
8.625%, 2/01/19	United States	700,000		792,750
6.75%, 10/01/20	United States	1,800,000		1,908,000
6.625%, 12/15/21	United States	10,000,000		10,575,000
7.75%, 3/15/22	United States	2,000,000		2,227,500
6.00%, 3/15/23	United States	3,000,000		3,037,500
Pinnacle Entertainment Inc.,
senior note, 6.375%, 8/01/21	United States	4,900,000		5,047,000
senior sub. note, 7.75%, 4/01/22	United States	2,200,000		2,315,500
[d]Scientific Games International Inc.,
senior note, 144A, 10.00%, 12/01/22	United States	10,900,000		10,055,250
senior secured note, first lien, 144A, 7.00%, 1/01/22	United States	8,600,000		8,739,750
				117,716,627
Diversified Financials 2.0%
[d]AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, senior note, 144A, 5.00%,
10/01/21	Netherlands	10,600,000		11,282,375
Ally Financial Inc., senior note, 7.50%, 9/15/20	United States	28,000,000		33,320,000
Deutsche Bank AG, sub. bond, 4.296% to 5/24/23, FRN thereafter, 5/24/28	Germany	33,000,000		33,113,850
E*TRADE Financial Corp., senior note,
6.375%, 11/15/19	United States	10,000,000		10,750,000
5.375%, 11/15/22	United States	9,000,000		9,472,500
General Electric Capital Corp.,
senior note, A, 8.50%, 4/06/18	United States	94,000,000	MXN	7,012,333
sub. note, 5.30%, 2/11/21	United States	15,000,000		17,492,985
Navient Corp., senior note,
8.45%, 6/15/18	United States	14,100,000		15,976,851
5.50%, 1/15/19	United States	16,000,000		16,592,000
6.125%, 3/25/24	United States	10,000,000		9,775,000
[d]Neuberger Berman Group LLC/Finance Corp., senior note, 144A,
5.625%, 3/15/20	United States	4,000,000		4,195,000

Franklin Strategic Series

Statement of Investments, January 31, 2015 (unaudited) (continued)

5.875%, 3/15/22	United States	10,000,000		10,662,500
				179,645,394
Energy 7.2%
Access Midstream Partner LP/ACMP Finance Corp., senior note,
5.875%, 4/15/21	United States	8,900,000		9,367,250
6.125%, 7/15/22	United States	7,300,000		7,847,500
BreitBurn Energy Partners LP/BreitBurn Finance Corp., senior bond, 7.875%, 4/15/22	United States	28,400,000		18,318,000
[d]California Resources Corp.,
senior bond, 144A, 6.00%, 11/15/24	United States	17,000,000		14,025,000
senior note, 144A, 5.50%, 9/15/21	United States	8,400,000		7,098,000
CGG SA, senior note,
7.75%, 5/15/17	France	3,429,000		3,128,963
6.50%, 6/01/21	France	10,000,000		7,725,000
6.875%, 1/15/22	France	10,000,000		7,875,000
[d] 144A, 5.875%, 5/15/20	France	3,500,000	EUR	3,531,215
Chaparral Energy Inc., senior note,
9.875%, 10/01/20	United States	8,000,000		4,800,000
8.25%, 9/01/21	United States	8,000,000		4,720,000
7.625%, 11/15/22	United States	1,400,000		826,000
CHC Helicopter SA,
senior note, 9.375%, 6/01/21	Canada	5,000,000		3,775,000
senior secured note, first lien, 9.25%, 10/15/20	Canada	16,200,000		15,491,250
Chesapeake Energy Corp., senior note,
7.25%, 12/15/18	United States	1,000,000		1,100,000
6.625%, 8/15/20	United States	16,000,000		17,220,000
6.125%, 2/15/21	United States	6,000,000		6,360,000
5.75%, 3/15/23	United States	14,000,000		14,560,000
Clayton Williams Energy Inc., senior note, 7.75%, 4/01/19	United States	22,000,000		19,030,000
CONSOL Energy Inc., senior note,
8.25%, 4/01/20	United States	8,000,000		8,060,000
6.375%, 3/01/21	United States	1,600,000		1,552,000
5.875%, 4/15/22	United States	20,000,000		17,450,000
Energy Transfer Equity LP, senior note, first lien, 7.50%, 10/15/20	United States	30,000,000		33,531,000
Energy Transfer Partners LP, senior note, 5.20%, 2/01/22	United States	10,000,000		10,981,440
Energy XXI Gulf Coast Inc., senior note,
9.25%, 12/15/17	United States	15,000,000		8,700,000
7.50%, 12/15/21	United States	2,100,000		966,000
[d] 144A, 6.875%, 3/15/24	United States	15,000,000		6,675,000
[d]EnQuest PLC, senior note, 144A, 7.00%, 4/15/22	United Kingdom	15,000,000		8,662,500
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., senior note, 6.875%, 2/15/23	United States	3,816,000		4,220,878
[d]Gaz Capital SA (OJSC Gazprom), loan participation,
senior bond, 144A, 6.51%, 3/07/22	Russia	8,000,000		6,901,280
senior note, 144A, 5.092%, 11/29/15	Russia	7,000,000		6,950,160
senior note, 144A, 3.85%, 2/06/20	Russia	20,000,000		15,897,700
Halcon Resources Corp., senior note,
9.75%, 7/15/20	United States	4,000,000		2,690,000
8.875%, 5/15/21	United States	15,000,000		10,290,000
9.25%, 2/15/22	United States	5,300,000		3,524,500
[d]Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	United States	17,000,000		18,549,057
Kinder Morgan Inc.,
senior bond, 4.30%, 6/01/25	United States	5,000,000		5,241,350
senior note, 7.00%, 6/15/17	United States	3,500,000		3,876,250
senior note, 6.50%, 9/15/20	United States	9,000,000		10,394,586
Linn Energy LLC/Finance Corp., senior note,
6.50%, 5/15/19	United States	5,000,000		3,912,500
6.25%, 11/01/19	United States	8,000,000		6,140,000
8.625%, 4/15/20	United States	10,000,000		8,075,000
7.75%, 2/01/21	United States	10,000,000		7,600,000
6.50%, 9/15/21	United States	2,500,000		1,850,000
[d]LUKOIL International Finance BV, senior note, 144A, 4.563%, 4/24/23	Russia	35,000,000		26,850,425
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note, 7.25%,
2/15/21	United States	20,000,000		19,000,000
Midstates Petroleum Co. Inc./LLC, senior note, 9.25%, 6/01/21	United States	18,000,000		9,405,000
Oasis Petroleum Inc., senior note, 6.875%, 3/15/22	United States	10,400,000		9,646,000

Franklin Strategic Series

Statement of Investments, January 31, 2015 (unaudited) (continued)
Offshore Group Investment Ltd.,
senior bond, first lien, 7.125%, 4/01/23	United States	10,000,000	6,500,000
senior secured note, first lien, 7.50%, 11/01/19	United States	15,000,000	9,843,750
PBF Holding Co. LLC, first lien, 8.25%, 2/15/20	United States	20,000,000	20,500,000
Peabody Energy Corp., senior note,
7.375%, 11/01/16	United States	2,000,000	1,950,000
6.00%, 11/15/18	United States	5,000,000	4,037,500
6.50%, 9/15/20	United States	8,300,000	6,391,000
6.25%, 11/15/21	United States	20,000,000	15,075,000
Penn Virginia Corp., senior note, 8.50%, 5/01/20	United States	15,000,000	12,525,000
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., senior note,
8.375%, 6/01/20	United States	6,540,000	7,161,300
6.50%, 5/15/21	United States	5,000,000	5,362,500
Quicksilver Resources Inc.,
[d,g] secured note, second lien, 144A, FRN, 7.00%, 6/21/19	United States	12,000,000	7,800,000
senior note, 9.125%, 8/15/19	United States	5,000,000	412,085
Regency Energy Partners LP/Regency Energy Finance Corp.,
senior bond, 5.50%, 4/15/23	United States	5,000,000	5,250,000
senior note, 5.875%, 3/01/22	United States	1,300,000	1,430,000
senior note, 5.00%, 10/01/22	United States	10,000,000	10,500,000
Sabine Pass Liquefaction LLC,
first lien, 5.625%, 2/01/21	United States	24,000,000	24,150,000
first lien, 5.625%, 4/15/23	United States	6,200,000	6,231,000
senior secured note, first lien, 5.75%, 5/15/24	United States	3,300,000	3,337,125
Samson Investment Co., senior note, 9.75%, 2/15/20	United States	25,000,000	7,875,000
Sanchez Energy Corp., senior note,
7.75%, 6/15/21	United States	12,600,000	12,285,000
[d] 144A, 6.125%, 1/15/23	United States	12,000,000	10,680,000
W&T Offshore Inc., senior note, 8.50%, 6/15/19	United States	22,000,000	14,300,000
			637,987,064
Food & Staples Retailing 0.2%
[d]Cencosud SA, senior note, 144A, 4.875%, 1/20/23	Chile	15,000,000	14,987,475
Food, Beverage & Tobacco 1.0%
[d]Barry Callebaut Services SA, senior note, 144A, 5.50%, 6/15/23	Belgium	5,300,000	5,667,687
Constellation Brands Inc., senior note, 4.25%, 5/01/23	United States	10,600,000	10,891,500
Del Monte Corp., senior note, 7.625%, 2/15/19	United States	15,288,000	15,211,560
[d]JBS USA LLC/Finance Inc.,
senior bond, 144A, 5.875%, 7/15/24	United States	6,800,000	6,630,000
senior note, 144A, 8.25%, 2/01/20	United States	19,000,000	20,080,720
senior note, 144A, 7.25%, 6/01/21	United States	4,500,000	4,657,500
[d]Post Holdings Inc., senior note, 144A,
6.75%, 12/01/21	United States	15,800,000	15,484,000
6.00%, 12/15/22	United States	10,000,000	9,587,500
[d]Smithfield Foods Inc., senior note, 144A,
5.25%, 8/01/18	United States	2,500,000	2,560,938
5.875%, 8/01/21	United States	2,000,000	2,052,500
			92,823,905
Health Care Equipment & Services 1.7%
Alere Inc., senior sub. note, 6.50%, 6/15/20	United States	4,900,000	5,034,750
[d]AmSurg Corp., senior note, 144A, 5.625%, 7/15/22	United States	4,100,000	4,258,875
CHS/Community Health Systems Inc.,
senior note, 8.00%, 11/15/19	United States	10,200,000	10,888,500
senior note, 7.125%, 7/15/20	United States	6,000,000	6,397,500
senior note, 6.875%, 2/01/22	United States	3,300,000	3,526,875
senior secured note, first lien, 5.125%, 8/15/18	United States	6,000,000	6,228,000
DaVita HealthCare Partners Inc.,
senior bond, 5.125%, 7/15/24	United States	10,000,000	10,296,750
senior note, 5.75%, 8/15/22	United States	10,000,000	10,637,500
HCA Inc.,
first lien, senior secured note, 5.875%, 3/15/22	United States	10,000,000	11,175,000
senior note, 6.50%, 2/15/16	United States	3,000,000	3,151,200
senior note, 7.50%, 2/15/22	United States	8,100,000	9,517,500
senior note, 5.875%, 5/01/23	United States	15,000,000	16,312,500

Franklin Strategic Series

Statement of Investments, January 31, 2015 (unaudited) (continued)
senior secured bond, first lien, 5.25%, 4/15/25	United States	10,000,000		10,875,000
Omnicare Inc., senior note, 4.75%, 12/01/22	United States	6,900,000		7,176,000
Tenet Healthcare Corp.,
first lien, 6.00%, 10/01/20	United States	2,700,000		2,922,750
senior note, 8.125%, 4/01/22	United States	8,400,000		9,492,000
[d] senior note, 144A, 5.00%, 3/01/19	United States	6,700,000		6,700,000
[d] senior note, 144A, 5.50%, 3/01/19	United States	15,300,000		15,606,000
				150,196,700
Insurance 0.8%
MetLife Inc., junior sub. note, 6.40% to 12/15/36, FRN thereafter, 12/15/66	United States	15,000,000		17,100,000
[d]Mitsui Sumitomo Insurance Co. Ltd., junior sub. note, 144A, 7.00% to 3/15/22, FRN
thereafter, 3/15/72	Japan	17,000,000		19,908,955
[d]Nippon Life Insurance Co., sub. bond, 144A, 5.10% to 10/16/24, FRN thereafter,
10/16/44	Japan	35,000,000		37,675,225
				74,684,180
Materials 4.7%
ArcelorMittal, senior note,
6.00%, 3/01/21	Luxembourg	20,000,000		20,831,200
6.75%, 2/25/22	Luxembourg	15,000,000		16,021,875
[d]Ardagh Packaging Finance PLC, senior note, 144A, 9.125%, 10/15/20	Luxembourg	5,000,000		5,318,750
[d]Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
senior note, 144A, 6.25%, 1/31/19	Luxembourg	2,000,000		1,955,000
senior note, 144A, 7.00%, 11/15/20	Luxembourg	1,764,706		1,744,853
senior note, 144A, 6.75%, 1/31/21	Luxembourg	2,400,000		2,365,500
senior note, 144A, 6.00%, 6/30/21	Luxembourg	3,100,000		2,929,500
[g] senior secured note, 144A, FRN, 3.241%, 12/15/19	Luxembourg	8,700,000		8,384,625
[d]Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	Australia	15,000,000		14,081,250
Celanese US Holdings LLC, senior note, 3.25%, 10/15/19	United States	6,900,000	EUR	8,086,882
[d]Cemex Finance LLC, senior secured note,
144A, 9.375%, 10/12/22	Mexico	1,400,000		1,548,330
first lien, 144A, 6.00%, 4/01/24	Mexico	5,800,000		5,477,375
[d]Cemex SAB de CV,
first lien, 144A, 5.70%, 1/11/25	Mexico	15,000,000		13,893,750
secured note, 144A, 5.875%, 3/25/19	Mexico	10,000,000		10,068,750
senior secured note, 144A, 9.00%, 1/11/18	Mexico	2,700,000		2,813,062
[d]Ceramtec Group GmbH, senior note, 144A, 8.25%, 8/15/21	Germany	13,700,000	EUR	16,869,064
[d]First Quantum Minerals Ltd., senior note, 144A,
6.75%, 2/15/20	Canada	15,000,000		12,825,000
7.00%, 2/15/21	Canada	20,000,000		16,850,000
[d]FMG Resources (August 2006) Pty. Ltd., senior note, 144A,
6.00%, 4/01/17	Australia	2,000,000		1,958,750
6.875%, 2/01/18	Australia	5,333,333		5,176,667
8.25%, 11/01/19	Australia	25,000,000		22,281,250
Freeport-McMoRan Inc., senior note, 4.55%, 11/14/24	United States	26,000,000		23,851,802
[d]Glencore Funding LLC, senior note, 144A,
4.125%, 5/30/23	Switzerland	7,500,000		7,265,205
4.625%, 4/29/24	Switzerland	5,000,000		4,958,300
[d]Ineos Finance PLC, senior secured note, 144A,
8.375%, 2/15/19	Switzerland	700,000		745,938
7.50%, 5/01/20	Switzerland	2,000,000		2,117,500
[d]Ineos Group Holdings SA, senior note, 144A,
6.125%, 8/15/18	Switzerland	6,800,000		6,613,000
6.50%, 8/15/18	Switzerland	6,100,000	EUR	6,916,706
5.75%, 2/15/19	Switzerland	2,800,000	EUR	3,101,737
5.875%, 2/15/19	Switzerland	3,200,000		3,048,000
[d]Kerling PLC, senior secured note, 144A, 10.625%, 2/01/17	United Kingdom	11,300,000	EUR	12,912,354
Novelis Inc., senior note,
8.375%, 12/15/17	Canada	9,000,000		9,360,000
8.75%, 12/15/20	Canada	8,000,000		8,620,000
[d]Owens-Brockway Glass Container Inc.,
senior bond, 144A, 5.375%, 1/15/25	United States	7,600,000		7,970,500
senior note, 144A, 5.00%, 1/15/22	United States	5,700,000		5,956,500
Reynolds Group Issuer Inc./LLC/SA,
first lien, 5.75%, 10/15/20	United States	6,600,000		6,765,000

Franklin Strategic Series

Statement of Investments, January 31, 2015 (unaudited) (continued)
senior note, 8.50%, 5/15/18	United States	14,000,000		14,332,500
senior note, 9.00%, 4/15/19	United States	1,000,000		1,036,250
senior note, 9.875%, 8/15/19	United States	400,000		427,000
senior note, 8.25%, 2/15/21	United States	10,000,000		10,212,500
senior secured note, first lien, 7.125%, 4/15/19	United States	5,000,000		5,190,625
[d]Sealed Air Corp.,
senior bond, 144A, 5.125%, 12/01/24	United States	11,300,000		11,624,875
senior note, 144A, 6.50%, 12/01/20	United States	4,000,000		4,430,000
senior note, 144A, 8.375%, 9/15/21	United States	4,000,000		4,510,000
senior note, 144A, 4.875%, 12/01/22	United States	11,300,000		11,554,250
[d]Steel Dynamics Inc.,
senior bond, 144A, 5.50%, 10/01/24	United States	9,700,000		9,918,250
senior note, 144A, 5.125%, 10/01/21	United States	9,200,000		9,407,000
[d]U.S. Coatings Acquisition Inc./Flash Dutch 2 BV, 144A, 5.75%, 2/01/21	United States	8,000,000	EUR	9,573,784
Verso Paper Holdings LLC/Inc., senior secured note, first lien, 11.75%, 1/15/19	United States	2,523,000		2,485,155
[d]Xstrata Finance Canada Ltd., senior note, 144A, 4.95%, 11/15/21	Switzerland	20,000,000		21,349,840
				417,736,004
Media 3.8%
Cablevision Systems Corp., senior note, 8.625%, 9/15/17	United States	3,000,000		3,345,000
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	United States	10,000,000		10,075,000
senior note, 8.125%, 4/30/20	United States	5,000,000		5,268,750
senior note, 6.50%, 4/30/21	United States	8,000,000		8,450,000
CCOH Safari LLC, senior bond, 5.75%, 12/01/24	United States	8,900,000		9,044,625
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	3,000,000		3,075,000
senior note, 6.50%, 11/15/22	United States	5,000,000		5,181,250
senior sub. note, 7.625%, 3/15/20	United States	900,000		940,500
senior sub. note, 7.625%, 3/15/20	United States	6,400,000		6,784,000
CSC Holdings LLC,
senior bond, 7.625%, 7/15/18	United States	6,000,000		6,757,500
senior note, 6.75%, 11/15/21	United States	22,000,000		24,722,500
DISH DBS Corp.,
senior bond, 5.00%, 3/15/23	United States	10,000,000		9,875,000
senior note, 7.125%, 2/01/16	United States	13,000,000		13,682,500
senior note, 6.75%, 6/01/21	United States	4,000,000		4,355,000
senior note, 5.875%, 7/15/22	United States	3,000,000		3,037,500
[d] senior note, 144A, 5.875%, 11/15/24	United States	5,000,000		5,037,500
Gannett Co. Inc.,
senior bond, 6.375%, 10/15/23	United States	19,200,000		20,544,000
[d] senior bond, 144A, 5.50%, 9/15/24	United States	2,800,000		2,835,000
senior note, 5.125%, 7/15/20	United States	9,800,000		10,143,000
iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	United States	23,800,000		23,175,250
senior secured note, first lien, 9.00%, 9/15/22	United States	8,100,000		7,857,000
[d]Nielsen Finance LLC/Co., senior note, 144A, 5.00%, 4/15/22	United States	12,700,000		12,763,500
[d]Sirius XM Radio Inc., senior bond, 144A, 6.00%, 7/15/24	United States	14,600,000		15,038,000
[d]Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
secured bond, 144A, 5.75%, 1/15/23	Germany	3,700,000	EUR	4,574,165
senior secured note, 144A, 5.625%, 4/15/23	Germany	1,900,000	EUR	2,350,237
[d]Unitymedia KabelBW GmbH,
senior bond, 144A, 6.125%, 1/15/25	Germany	18,000,000		19,001,250
senior secured note, 144A, 9.50%, 3/15/21	Germany	7,000,000	EUR	8,846,572
[d]Univision Communications Inc.,
senior secured bond, first lien, 144A, 6.75%, 9/15/22	United States	3,622,000		3,957,035
senior secured note, 144A, 6.875%, 5/15/19	United States	5,000,000		5,225,000
senior secured note, first lien, 144A, 7.875%, 11/01/20	United States	11,000,000		11,825,000
senior secured note, first lien, 144A, 5.125%, 5/15/23	United States	2,000,000		2,085,000
[d]UPC Holding BV, senior note, 144A, 6.375%, 9/15/22	Netherlands	3,000,000	EUR	3,655,830
[d]UPCB Finance II Ltd., senior secured note, 144A, 6.375%, 7/01/20	Netherlands	8,000,000	EUR	9,487,388
[d]UPCB Finance VI Ltd., senior secured note, first lien, 144A, 6.875%, 1/15/22	Netherlands	5,000,000		5,406,250
[d]Videotron Ltd., senior bond, 144A, 5.375%, 6/15/24	Canada	6,400,000		6,576,000
[d]Virgin Media Finance PLC, senior bond, 144A, 6.375%,
4/15/23	United Kingdom	500,000		535,000
10/15/24	United Kingdom	9,600,000	GBP	15,653,469

Franklin Strategic Series

Statement of Investments, January 31, 2015 (unaudited) (continued)
[d]Virgin Media Secured Finance PLC,
senior secured bond, first lien, 144A, 5.50%, 1/15/25	United Kingdom	14,000,000		14,577,500
senior secured note, first lien, 144A, 5.375%, 4/15/21	United Kingdom	4,300,000		4,493,500
[d]VTR Finance BV, senior secured note, 144A, 6.875%, 1/15/24	Chile	7,600,000		7,638,380
				337,874,951
Pharmaceuticals, Biotechnology & Life Sciences 1.3%
[d]Endo Finance LLC/Endo Finco Inc., senior bond, 144A, 6.00%, 2/01/25	United States	11,900,000		12,219,812
[d]Grifols Worldwide Operations Ltd., senior note, 144A, 5.25%, 4/01/22	United States	8,000,000		8,140,000
[d]inVentiv Health Inc., senior secured note, 144A, 9.00%, 1/15/18	United States	2,400,000		2,496,000
[d,h]Jaguar Holding Co. I, senior note, 144A, PIK, 9.375%, 10/15/17	United States	24,100,000		24,642,250
[d]Valeant Pharmaceuticals International Inc., senior note, 144A,
7.50%, 7/15/21	United States	10,800,000		11,866,500
5.625%, 12/01/21	United States	5,000,000		5,175,000
5.50%, 3/01/23	United States	8,000,000		8,205,000
[d]VPI Escrow Corp., senior note, 144A, 6.375%, 10/15/20	United States	16,600,000		17,616,750
Zoetis Inc., senior bond, 3.25%, 2/01/23	United States	25,000,000		25,376,025
				115,737,337
Real Estate 0.1%
Crown Castle International Corp., senior bond, 5.25%, 1/15/23	United States	5,000,000		5,150,000
Retailing 0.3%
[d]Edcon Holdings Pty. Ltd., senior note, 144A, 13.375%, 6/30/19	South Africa	1,800,000	EUR	669,741
[d]Edcon Pty. Ltd., secured note, 144A, 9.50%, 3/01/18	South Africa	15,325,000	EUR	13,914,429
[d]New Look Bondco I PLC, 144A, 8.75%, 5/14/18	United Kingdom	9,100,000	GBP	14,445,881
				29,030,051
Software & Services 1.0%
[d]BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	25,000,000		21,968,750
Equinix Inc., senior bond, 5.375%, 4/01/23	United States	21,500,000		22,413,750
First Data Corp.,
senior bond, 12.625%, 1/15/21	United States	2,000,000		2,377,500
senior note, 11.25%, 1/15/21	United States	3,218,000		3,656,452
[d] senior secured bond, second lien, 144A, 8.25%, 1/15/21	United States	28,000,000		29,960,000
Sterling International Inc., senior note, 11.00%, 10/01/19	United States	9,500,000		10,260,000
				90,636,452
Technology Hardware & Equipment 0.3%
[d]Alcatel-Lucent USA Inc., senior note, 144A, 6.75%, 11/15/20	France	20,000,000		20,850,000
[d,h]CommScope Holdings Co. Inc., senior note, 144A, PIK, 6.625%, 6/01/20	United States	1,800,000		1,822,500
				22,672,500
Telecommunication Services 3.5%
CenturyLink Inc.,
senior bond, 6.75%, 12/01/23	United States	3,300,000		3,691,875
senior note, 6.00%, 4/01/17	United States	12,000,000		12,885,000
senior note, 6.45%, 6/15/21	United States	4,100,000		4,458,750
senior note, 5.80%, 3/15/22	United States	2,000,000		2,115,000
[d]Digicel Group Ltd., senior note, 144A,
8.25%, 9/30/20	Bermuda	12,000,000		11,670,000
7.125%, 4/01/22	Bermuda	3,000,000		2,726,250
[d]Digicel Ltd., senior note, 144A,
8.25%, 9/01/17	Bermuda	1,000,000		1,020,000
6.00%, 4/15/21	Bermuda	10,000,000		9,431,250
[d]eAccess Ltd., senior note, 144A,
8.25%, 4/01/18	Japan	5,800,000		6,086,375
8.375%, 4/01/18	Japan	2,200,000	EUR	2,614,152
Frontier Communications Corp.,
senior bond, 7.625%, 4/15/24	United States	10,000,000		10,625,000
senior note, 8.50%, 4/15/20	United States	14,000,000		15,820,000
senior note, 8.75%, 4/15/22	United States	6,000,000		6,840,000
senior note, 7.125%, 1/15/23	United States	2,000,000		2,085,000
senior note, 7.875%, 1/15/27	United States	3,975,000		4,061,953
Intelsat Jackson Holdings SA,
senior bond, 6.625%, 12/15/22	Luxembourg	10,000,000		10,300,000
senior bond, 5.50%, 8/01/23	Luxembourg	3,000,000		2,975,625
senior note, 7.25%, 10/15/20	Luxembourg	15,000,000		15,787,500

Franklin Strategic Series

Statement of Investments, January 31, 2015 (unaudited) (continued)
senior note, 7.50%, 4/01/21	Luxembourg	9,000,000		9,573,750
[d]Millicom International Cellular SA, senior note, 144A, 6.625%, 10/15/21	Luxembourg	20,000,000		20,587,500
[d,h]Mobile Challenger Intermediate Group SA, secured note, 144A, PIK, 8.75%, 3/15/19	Switzerland	3,650,000	EUR	4,226,303
[d]Play Finance 1 SA, senior note, 144A, 6.50%, 8/01/19	Poland	3,900,000	EUR	4,716,783
[d]Play Finance 2 SA, senior secured note, 144A, 5.25%, 2/01/19	Poland	6,700,000	EUR	7,943,304
Sprint Corp., senior bond,
7.875%, 9/15/23	United States	4,700,000		4,788,125
7.125%, 6/15/24	United States	2,700,000		2,639,250
Sprint Nextel Corp., senior note,
8.375%, 8/15/17	United States	17,000,000		18,508,750
6.00%, 11/15/22	United States	10,000,000		9,387,500
[d] 144A, 9.00%, 11/15/18	United States	8,000,000		9,240,000
[d] 144A, 7.00%, 3/01/20	United States	5,000,000		5,481,250
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	3,500,000		3,640,000
senior bond, 6.375%, 3/01/25	United States	14,700,000		15,122,625
senior note, 6.542%, 4/28/20	United States	5,000,000		5,198,450
senior note, 6.633%, 4/28/21	United States	3,500,000		3,647,000
senior note, 6.125%, 1/15/22	United States	2,000,000		2,065,000
senior note, 6.731%, 4/28/22	United States	3,500,000		3,644,375
Verizon Communications Inc., senior note, 5.15%, 9/15/23	United States	22,000,000		25,285,568
[d]Wind Acquisition Finance SA, senior secured note, 144A,
4.00%, 7/15/20	Italy	7,400,000	EUR	8,296,715
7.00%, 4/23/21	Italy	17,300,000	EUR	19,557,505
				308,743,483
Transportation 0.7%
[d]Florida East Coast Holdings Corp.,
secured note, first lien, 144A, 6.75%, 5/01/19	United States	7,600,000		7,524,000
senior note, 144A, 9.75%, 5/01/20	United States	4,000,000		3,920,000
Hertz Corp., senior note,
6.75%, 4/15/19	United States	11,900,000		12,316,500
5.875%, 10/15/20	United States	1,800,000		1,836,000
6.25%, 10/15/22	United States	12,000,000		12,330,000
[d]Stena AB, senior bond, 144A, 7.00%, 2/01/24	Sweden	7,500,000		7,050,000
[d]Stena International SA, secured bond, 144A, 5.75%, 3/01/24	Sweden	15,000,000		13,650,000
				58,626,500
Utilities 1.3%
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	9,000,000		9,213,750
senior note, 5.375%, 1/15/23	United States	10,000,000		10,150,000
[d] senior secured bond, first lien, 144A, 7.875%, 1/15/23	United States	4,256,000		4,788,000
[d] senior secured bond, first lien, 144A, 5.875%, 1/15/24	United States	4,700,000		5,029,000
[d] senior secured note, first lien, 144A, 6.00%, 1/15/22	United States	1,300,000		1,400,750
[d]Dynegy Finance I Inc./Dynegy Finance II Inc., senior secured bond, first lien, 144A,
7.625%, 11/01/24	United States	12,600,000		13,041,000
[d,e]EDF SA,
junior sub. bond, 144A, 5.625% to 1/22/24, FRN thereafter, Perpetual	France	5,000,000		5,382,550
sub. note, 144A, 5.25% to 1/29/23, FRN thereafter, Perpetual	France	25,000,000		26,263,500
[d]InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	25,000,000		23,500,000
[d,f]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, first lien, 144A, 11.50%, 10/01/20	United States	30,000,000		20,475,000
				119,243,550
Total Corporate Bonds (Cost $3,353,937,300)				3,241,462,906
[g]Senior Floating Rate Interests 18.8%
Automobiles & Components 0.7%
Crowne Group LLC, Term Loan, 6.00%, 9/30/20	United States	16,466,630		16,219,631
FRAM Group Holdings Inc. (Autoparts Holdings),
Second Lien Term Loan, 10.50%, 1/29/18	United States	12,648,801		12,364,203
[i]Term Loan, 6.50%, 7/29/17	United States	22,681,843		22,659,161
Henniges Automotive Holdings Inc., Term Loans, 5.50%, 6/12/21	United States	9,394,665		9,441,638

Franklin Strategic Series

Statement of Investments, January 31, 2015 (unaudited) (continued)

UCI International Inc., Term Loan, 5.50%, 7/26/17	United States	5,797,674	5,780,762
			66,465,395
Capital Goods 1.0%
Alfred Fueling Systems Inc. (Wayne Fueling),
First Lien Initial Term Loan, 4.75%, 6/20/21	United States	5,037,538	4,987,163
Second Lien Initial Term Loan, 8.50%, 6/20/22	United States	10,800,297	10,422,286
Doncasters U.S. Finance LLC,
Second Lien Term Loan, 9.50%, 10/09/20	United States	1,202,597	1,189,820
Term B Loans, 4.50%, 4/09/20	United States	2,921,646	2,902,167
[j]Erickson Inc., Purchase Price Notes, 6.00%, 11/02/20	United States	1,202,322	966,487
[i]Generac Power Systems Inc., Term Loans, 5.00%, 5/31/20	United States	3,518,406	3,446,894
Onsite Rental Group Operations Pty. Ltd., Term B Loan, 5.50%, 7/30/21	United States	21,392,583	21,178,657
Sensus USA Inc.,
First Lien Term Loan, 4.50%, 5/09/17	United States	13,386,976	13,119,237
Second Lien Term Loan, 8.50%, 5/09/18	United States	18,297,904	17,657,478
Signode Industrial Group U.S. Inc., Initial Term B Loan, 3.75%, 5/01/21	United States	7,605,307	7,405,668
TransDigm Inc.,
Tranche C Term Loan, 3.75%, 2/28/20	United States	3,145,450	3,106,349
Tranche D Term Loan, 3.75%, 6/04/21	United States	2,725,281	2,691,215
[i]WireCo Worldgroup Inc., Term Loan, 7.00%, 2/15/17	United States	454,230	455,082
			89,528,503
Commercial & Professional Services 0.8%
AlixPartners LLP, Second Lien 2013 Recapitalization Term Loan, 9.00%, 7/10/21	United States	25,353,489	25,649,288
Interactive Data Corp., Term Loan, 4.75%, 5/02/21	United States	45,959,386	45,887,597
			71,536,885
Consumer Services 2.5%
24 Hour Fitness Worldwide Inc., Term Loan, 4.75%, 5/30/21	United States	13,713,399	13,310,568
Caesars Entertainment Resort Properties LLC, Term B Loans, 7.00%, 10/11/20	United States	57,247,388	54,760,733
Cannery Casino Resorts LLC,
Second Lien Term Loan, 10.00%, 10/02/19	United States	9,663,335	7,295,818
Term Loan, 6.00%, 10/02/18	United States	26,771,246	25,432,684
Diamond Resorts Corp., Term Loans, 5.50%, 5/09/21	United States	5,420,553	5,420,553
Fitness International LLC, Term B Loan, 5.50%, 7/01/20	United States	35,139,437	33,514,238
ROC Finance LLC, Funded Term B Loans, 5.00%, 6/20/19	United States	5,758,592	5,391,482
TGI Friday's Inc.,
First Lien Initial Term Loan, 5.25%, 7/15/20	United States	4,796,943	4,778,954
[i]Second Lien Initial Term Loan, 9.25%, 7/15/21	United States	6,280,000	6,295,700
Town Sports International LLC, Initial Term Loan, 4.50%, 11/15/20	United States	11,335,980	9,238,824
Travelport Finance Luxembourg S.A.R.L., Initial Term Loan, 6.00%, 9/02/21	Luxembourg	31,688,249	31,775,391
[b,h]Turtle Bay Holdings LLC, Term Loan B, PIK, 3.00%, 6/30/16	United States	26,502,089	25,574,516
			222,789,461
Diversified Financials 0.5%
Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan,
4.25%, 7/22/20	United States	8,490,319	8,479,706
Realogy Group LLC, Initial Term B Loans, 3.75%, 3/05/20	United States	940,089	927,633
Trans Union LLC, 2014 Replacement Term Loan, 4.00%, 4/09/21	United States	37,422,007	36,960,070
			46,367,409
Energy 1.4%
Bowie Resource Holdings LLC, Second Lien Initial Term Loan, 11.75%, 2/16/21	United States	7,582,077	7,316,705
Citgo Petroleum Corp., Term B Loan, 4.50%, 7/29/21	United States	2,089,843	2,009,733
Drillships Ocean Ventures Inc. and Drillships Vent, Term Loan, 5.50%, 7/25/21	United States	8,736,248	7,280,204
Fieldwood Energy LLC, Second Lien Loans, 8.375%, 9/30/20	United States	4,524,000	2,773,212
Foresight Energy LLC, Term Loans, 5.50%, 8/23/20	United States	10,860,000	10,479,900
McJunkin Red Man Corp., 2013 Term Loan, 5.00%, 11/11/19	United States	6,333,183	5,847,637
OSG Bulk Ships Inc., Initial Term Loan, 5.25%, 8/05/19	United States	11,899,465	11,773,033
OSG International Inc., Initial Term Loan, (OIN), 5.75%, 8/05/19	United States	20,994,687	20,863,471
[i]Peabody Energy Corp., Term Loan, 4.25%, 9/24/20	United States	12,604,630	10,694,247
UTEX Industries Inc., First Lien Initial Term Loan, 5.00%, 5/22/21	United States	38,612,455	35,523,458
Westmoreland Coal Co., Term Loan, 7.50%, 12/16/20	United States	6,424,758	6,312,324
			120,873,924
Food & Staples Retailing 0.2%
AdvancePierre Foods Inc., Second Lien Term Loan, 9.50%, 10/10/17	United States	14,572,878	14,390,717

Franklin Strategic Series

Statement of Investments, January 31, 2015 (unaudited) (continued)
Food, Beverage & Tobacco 0.2%
Big Heart Pet Brands (Del Monte Pet), Initial Term Loans, 3.50%, 3/09/20	United States	15,830,126	15,292,377
CSM Bakery Supplies LLC (U.S. Acquisition), Second Lien Term Loan, 8.75%, 7/03/21	United States	1,141,805	1,093,278
			16,385,655
Health Care Equipment & Services 1.5%
Carestream Health Inc., Second Lien Loan, 9.50%, 12/07/19	United States	15,666,215	15,578,093
Community Health Systems Inc., 2021 Term D Loan, 4.25%, 1/27/21	United States	24,542,732	24,561,900
Connolly LLC,
Initial Term Loan, 5.00%, 5/14/21	United States	16,327,465	16,327,465
Second Lien Initial Term Loan, 8.00%, 5/14/22	United States	3,917,700	3,878,523
Dialysis Newco Inc., Second Lien Term Loan B, 7.75%, 10/22/21	United States	2,417,433	2,405,346
Millennium Health LLC, Tranche B Term Loan, 5.25%, 4/16/21	United States	22,904,622	22,856,912
Surgery Centers Holdings Inc.,
Second Lien Term Loan, 8.50%, 11/03/21	United States	3,838,600	3,713,845
Term Loan, 5.25%, 11/03/20	United States	658,800	643,977
Truven Health Analytics Inc., New Tranche B Term Loan, 4.50%, 6/06/19	United States	23,103,277	22,410,178
U.S. Renal Care Inc., Tranche B-2 Term Loan, 4.25%, 7/03/19	United States	23,549,497	23,284,565
			135,660,804
Household & Personal Products 0.8%
FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%, 4/19/19	United States	37,710,871	36,720,961
Sun Products Corp., Tranche B Term Loan, 5.50%, 3/23/20	United States	36,191,093	34,867,874
			71,588,835
Materials 3.8%
Appvion Inc., Term Loan, 5.75%, 6/28/19	United States	10,225,940	10,015,030
Arysta Lifescience SPC LLC,
Initial Term Loan, 4.50%, 5/29/20	United States	31,845,648	31,792,562
Second Lien Initial Term Loan, 8.25%, 11/30/20	United States	6,012,735	6,022,758
Atkore International Inc., Second Lien Initial Term Loan, 7.75%, 10/09/21	United States	1,941,300	1,902,474
AZ Chem U.S. Inc., First Lien Initial Term Loan, 4.50%, 6/12/21	United States	13,783,760	13,527,038
Caraustar Industries Inc.,
Term Loan B, 7.50%, 5/01/19	United States	21,409,864	20,874,618
[i]Term Loan C, 9.00%, 5/01/19	United States	27,410,000	26,587,700
CD&R Millennium U.S. Acquico LLC, Second Lien Initial Term Loan, 8.25%, 7/31/22	United States	5,569,613	5,430,372
Cyanco Intermediate Corp., Initial Term Loan, 5.50%, 5/01/20	United States	34,788,822	34,006,074
[i]Exopack Holdings SA, USD Term Loan, 5.25%, 5/08/19	Luxembourg	37,492,609	37,453,542
FMG America Finance Inc. (Fortescue Metals Group), Loans, 3.75%, 6/30/19	Australia	13,930,194	12,335,688
HII Holding Corp. (Houghton International), Second Lien Term Loan, 9.50%, 12/20/20	United States	4,981,150	4,993,603
[i]Ineos U.S. Finance LLC, Dollar Term Loan, 3.75%, 5/04/18	United States	3,059,982	2,984,119
MacDermid Holdings LLC, First Lien Tranche B Term Loan, 4.00%, 6/07/20	United States	20,111,635	20,086,496
OCI Beaumont LLC, Term B-3 Loan, 5.00%, 8/20/19	United States	9,078,189	9,032,798
Oxbow Carbon LLC,
First Lien Tranche B Term Loan, 4.25%, 7/19/19	United States	1,810,533	1,708,691
Second Lien Initial Term Loan, 8.00%, 1/19/20	United States	2,892,308	2,538,000
OXEA GmbH, Second Lien Term Loan, 8.25%, 7/15/20	Luxembourg	11,139,546	10,471,173
Prescrix Inc., Second Lien Term Loan, 8.00%, 5/02/22	United States	5,969,191	5,931,884
Reynolds Group Holdings Inc., U.S. Term Loan, 4.00%, 12/01/18	United States	41,872,235	41,485,503
Solenis International LP and Solenis Holdings, Second Lien Term Loan, 7.75%, 7/31/22	United States	1,665,600	1,615,632
Tronox Pigments (Netherlands) BV, Term Loan, 4.00%, 3/19/20	Netherlands	4,869,802	4,823,008
Univar Inc., Term B Loan, 5.00%, 6/30/17	United States	4,429,562	4,288,923
[i]Walter Energy Inc., B Term Loan, 7.25%, 4/01/18	United States	35,825,339	23,734,287
			333,641,973
Media 1.9%
AP NMT Acquisition BV, Second Lien Dollar Term B Loan, 10.00%, 8/13/22	Netherlands	12,330,000	11,836,800
Cengage Learning Acquisitions Inc., Original Term Loans, 7.00%, 3/31/20	United States	31,576,518	31,425,203
Cumulus Media Holdings Inc., Term Loans, 4.25%, 12/23/20	United States	14,525,506	14,225,917
NEP/NCP Holdco Inc., Second Lien Term Loan, 9.50%, 7/22/20	United States	5,918,932	5,778,358
Radio One Inc., Term Loan, 7.50%, 3/31/16	United States	21,589,747	21,724,683
[i]Regal Cinemas Corp., Term Loan, 4.75%, 8/23/17	United States	4,441,198	4,391,234
[i]UPC Financing Partnership (UPC Broadband Holdings BV), Term Loan AH, 4.75%,
6/30/21	Netherlands	9,109,076	8,928,789
William Morris Endeavor Entertainment LLC,
Term Loans First Lien, 5.25%, 5/06/21	United States	25,068,217	24,559,031
Term Loans Second Lien, 8.25%, 5/06/22	United States	40,714,190	39,085,622

Franklin Strategic Series

Statement of Investments, January 31, 2015 (unaudited) (continued)

[i]Zuffa LLC, Initial Term Loan, 5.75%, 2/25/20	United States	3,636,399		3,515,943
				165,471,580
Real Estate 0.1%
Capital Automotive LP, Second Lien Term Loan, 6.00%, 4/30/20	United States	4,432,500		4,438,041
Retailing 1.4%
BJ's Wholesale Club Inc.,
2013 (Nov)Replacement Loans, 4.50%, 9/26/19	United States	29,953,148		29,594,789
Second Lien 2013 (Nov) Replacment Loans, 8.50%, 3/26/20	United States	27,346,351		26,941,844
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	46,273,980		44,712,233
Harbor Freight Tools USA Inc., Loans, 4.75%, 7/26/19	United States	—		—
The Men's Wearhouse Inc., Tranche B Term Loan, 4.50%, 6/18/21	United States	10,767,501		10,765,164
Party City Holdings Inc., 2014 Replacement Term Loan, 4.00%, 7/27/19	United States	10,628,094		10,415,532
Sears Roebuck Acceptance Corp., Term Loan, 5.50%, 6/30/18	United States	14,326		13,891
				122,443,453
Semiconductors & Semiconductor Equipment 0.1%
M/A-COM Technology Solutions Holdings Inc., Initial Term Loan, 4.50%, 5/07/21	United States	4,755,304		4,779,080
Software & Services 1.6%
BMC Software Finance Inc., Initial U.S. Term Loans, 5.00%, 9/10/20	United States	48,487,327		47,060,248
MoneyGram International Inc., Term Loan, 4.25%, 3/28/20	United States	51,104,723		47,719,035
Sungard Availability Services Capital Inc., Tranche B Term Loan, 6.00%, 3/31/19	United States	30,063,124		25,478,497
Vertafore Inc., Second Lien Term Loan, 9.75%, 10/27/17	United States	15,025,339		15,112,982
[i]Worldpay U.S. Inc.,
Facility B2A-II Loan, 6.25%, 11/30/19	United States	7,189,818		7,185,547
Facility C2 Loan, 5.75%, 11/30/19	United States	1,829,732		1,830,876
				144,387,185
Technology Hardware & Equipment 0.1%
[i]CIENA Corp., Term Loan, 5.25%, 7/15/19	United States	2,344,276		2,329,624
Presidio Inc., Term Loan, 6.25%, 3/31/17	United States	6,383,525		6,383,525
				8,713,149
Transportation 0.2%
Global Tip Finance BV/Finance America LLC, Facility C Commitment, 7.00%, 10/16/20	United States	20,779,311		20,727,363
Utilities 0.0%†
[i]Calpine Construction Finance Co. LP, Term B-1 Loan, 4.50%, 5/03/20	United States	2,274,637		2,208,673
Total Senior Floating Rate Interests (Cost $1,709,139,564)				1,662,398,085
Foreign Government and Agency Securities 18.4%
Government of Canada,
1.00%, 5/01/15	Canada	48,583,000	CAD	38,283,205
1.50%, 8/01/15	Canada	11,000,000	CAD	8,699,819
Government of Hungary,
7.75%, 8/24/15	Hungary	57,900,000	HUF	217,666
5.50%, 2/12/16	Hungary	7,719,020,000	HUF	29,263,963
5.50%, 12/22/16	Hungary	584,040,000	HUF	2,290,481
4.125%, 2/19/18	Hungary	4,390,000		4,608,951
6.50%, 6/24/19	Hungary	721,600,000	HUF	3,087,749
7.50%, 11/12/20	Hungary	8,507,000,000	HUF	39,135,448
5.375%, 2/21/23	Hungary	16,250,000		18,385,656
A, 8.00%, 2/12/15	Hungary	183,720,000	HUF	669,046
A, 6.75%, 11/24/17	Hungary	3,905,920,000	HUF	16,142,117
A, 5.50%, 12/20/18	Hungary	426,500,000	HUF	1,743,288
A, 7.00%, 6/24/22	Hungary	11,570,000	HUF	54,172
A, 6.00%, 11/24/23	Hungary	2,015,870,000	HUF	9,229,882
senior note, 6.25%, 1/29/20	Hungary	21,690,000		25,000,762
senior note, 6.375%, 3/29/21	Hungary	10,320,000		12,157,012
senior note, 5.75%, 11/22/23	Hungary	5,000,000		5,813,200
Government of Indonesia,
FR28, 10.00%, 7/15/17	Indonesia	10,200,000,000	IDR	864,715
FR34, 12.80%, 6/15/21	Indonesia	169,210,000,000	IDR	17,313,652
FR36, 11.50%, 9/15/19	Indonesia	35,400,000,000	IDR	3,299,011
FR39, 11.75%, 8/15/23	Indonesia	29,150,000,000	IDR	2,986,336
FR44, 10.00%, 9/15/24	Indonesia	8,340,000,000	IDR	790,053
Government of Malaysia,
3.741%, 2/27/15	Malaysia	115,230,000	MYR	31,748,000

Franklin Strategic Series

Statement of Investments, January 31, 2015 (unaudited) (continued)
3.835%, 8/12/15	Malaysia	82,480,000		MYR	22,782,700
4.72%, 9/30/15	Malaysia	106,594,000		MYR	29,629,051
3.197%, 10/15/15	Malaysia	58,690,000		MYR	16,154,178
senior bond, 4.24%, 2/07/18	Malaysia	64,800,000		MYR	18,203,436
senior note, 3.172%, 7/15/16	Malaysia	293,000,000		MYR	80,452,530
Government of Mexico,
6.00%, 6/18/15	Mexico	94,510	[k]	MXN	637,190
8.00%, 12/17/15	Mexico	9,037,850	[k]	MXN	62,788,052
6.25%, 6/16/16	Mexico	5,178,270	[k]	MXN	35,872,260
7.25%, 12/15/16	Mexico	11,765,870	[k]	MXN	83,844,255
Government of Poland,
5.50%, 4/25/15	Poland	31,255,000		PLN	8,509,332
6.25%, 10/24/15	Poland	70,991,000		PLN	19,806,414
5.00%, 4/25/16	Poland	11,250,000		PLN	3,164,023
4.75%, 10/25/16	Poland	265,000,000		PLN	75,475,028
[g] FRN, 2.01%, 1/25/17	Poland	7,098,000		PLN	1,921,151
[g] FRN, 2.01%, 1/25/21	Poland	7,201,000		PLN	1,935,110
Strip, 7/25/15	Poland	38,982,000		PLN	10,451,872
Strip, 1/25/16	Poland	67,525,000		PLN	17,957,720
[d]Government of Portugal, 144A, 5.125%, 10/15/24	Portugal	70,000,000			77,517,300
[d]Government of Serbia, senior note, 144A,
4.875%, 2/25/20	Serbia	29,400,000			30,199,239
7.25%, 9/28/21	Serbia	21,490,000			24,659,560
Government of Singapore, senior note, 1.125%, 4/01/16	Singapore	135,000,000		SGD	100,142,208
Government of Sri Lanka,
A, 11.75%, 3/15/15	Sri Lanka	3,490,000		LKR	26,554
A, 6.50%, 7/15/15	Sri Lanka	86,940,000		LKR	659,261
A, 11.00%, 8/01/15	Sri Lanka	601,300,000		LKR	4,657,761
A, 6.40%, 8/01/16	Sri Lanka	48,100,000		LKR	363,479
A, 8.00%, 11/15/18	Sri Lanka	198,900,000		LKR	1,542,252
A, 9.00%, 5/01/21	Sri Lanka	220,720,000		LKR	1,784,573
B, 6.40%, 10/01/16	Sri Lanka	45,400,000		LKR	342,448
B, 8.50%, 7/15/18	Sri Lanka	54,290,000		LKR	426,728
C, 8.50%, 4/01/18	Sri Lanka	24,240,000		LKR	190,446
D, 8.50%, 6/01/18	Sri Lanka	162,140,000		LKR	1,273,588
Government of the Philippines,
senior bond, 7.00%, 1/27/16	Philippines	1,154,290,000		PHP	27,089,226
senior bond, 9.125%, 9/04/16	Philippines	41,860,000		PHP	1,024,421
senior note, 1.625%, 4/25/16	Philippines	1,442,450,000		PHP	32,283,317
[d]Government of Ukraine,
144A, 9.25%, 7/24/17	Ukraine	23,720,000			12,800,735
144A, 7.75%, 9/23/20	Ukraine	25,000,000			13,123,250
senior bond, 144A, 7.80%, 11/28/22	Ukraine	26,860,000			13,666,637
senior note, 144A, 6.75%, 11/14/17	Ukraine	900,000			473,328
senior note, 144A, 7.95%, 2/23/21	Ukraine	13,970,000			7,320,559
senior note, 144A, 7.50%, 4/17/23	Ukraine	12,000,000			6,082,500
[l]Government of Uruguay, senior bond, Index Linked,
5.00%, 9/14/18	Uruguay	139,914,332		UYU	5,867,039
4.375%, 12/15/28	Uruguay	1,739,382,829		UYU	72,925,589
Korea Monetary Stabilization Bond,
senior bond, 2.47%, 4/02/15	South Korea	58,588,400,000		KRW	53,189,116
senior bond, 2.80%, 8/02/15	South Korea	29,565,730,000		KRW	26,930,776
senior bond, 2.81%, 10/02/15	South Korea	23,911,000,000		KRW	21,809,202
senior note, 2.74%, 2/02/15	South Korea	33,249,720,000		KRW	30,161,213
senior note, 2.76%, 6/02/15	South Korea	31,746,600,000		KRW	28,871,983
Korea Treasury Bond, senior note,
3.25%, 6/10/15	South Korea	7,137,850,000		KRW	6,503,239
2.75%, 12/10/15	South Korea	53,650,740,000		KRW	48,983,603
3.00%, 12/10/16	South Korea	65,000,000,000		KRW	60,080,781
Nota Do Tesouro Nacional,
10.00%, 1/01/17	Brazil	125,850[m] BRL			45,082,979
[n] Index Linked, 6.00%, 5/15/15	Brazil	16,430	[m]	BRL	15,709,126
[n] Index Linked, 6.00%, 8/15/16	Brazil	4,799	[m]	BRL	4,552,512
[n] Index Linked, 6.00%, 8/15/18	Brazil	34,550	[m]	BRL	32,887,031
senior note, 10.00%, 1/01/19	Brazil	25,000	[m]	BRL	8,751,719

Franklin Strategic Series

Statement of Investments, January 31, 2015 (unaudited) (continued)
Uruguay Notas del Tesoro,
10.50%, 3/21/15	Uruguay	80,790,000	UYU	3,285,225
10.25%, 8/22/15	Uruguay	395,600,000	UYU	16,053,273
9.50%, 1/27/16	Uruguay	50,700,000	UYU	2,072,678
[l]18, Index Linked, 2.25%, 8/23/17	Uruguay	117,201,804	UYU	4,541,258
[l]Index Linked, 4.00%, 6/14/15	Uruguay	141,742,776	UYU	5,784,752
Uruguay Treasury Bill, Strip,
7/02/15	Uruguay	3,560,000	UYU	137,259
8/20/15	Uruguay	445,261,000	UYU	16,879,778
Total Foreign Government and Agency Securities (Cost $1,820,893,854)				1,630,077,987
U.S. Government and Agency Securities 1.7%
U.S. Treasury Bond,
4.50%, 2/15/16	United States	10,000,000		10,442,970
4.50%, 5/15/17	United States	8,000,000		8,715,624
7.125%, 2/15/23	United States	3,000,000		4,277,577
6.25%, 8/15/23	United States	4,000,000		5,509,064
6.875%, 8/15/25	United States	1,000,000		1,502,891
5.25%, 2/15/29	United States	1,750,000		2,461,211
U.S. Treasury Note,
2.375%, 3/31/16	United States	24,000,000		24,598,128
4.75%, 8/15/17	United States	7,000,000		7,728,434
3.875%, 5/15/18	United States	22,000,000		24,165,636
3.75%, 11/15/18	United States	39,000,000		43,034,082
[l]Index Linked, 0.125%, 4/15/16	United States	9,630,468		9,674,854
[l]Index Linked, 0.625%, 7/15/21	United States	10,479,562		11,051,023
Total U.S. Government and Agency Securities (Cost $147,077,245)				153,161,494
Asset-Backed Securities and Commercial Mortgage-Backed
Securities 5.8%
Banks 3.4%
Banc of America Commercial Mortgage Trust, 2006-4, AJ, 5.695%, 7/10/46	United States	25,977,000		26,974,517
[g]Bear Stearns Adjustable Rate Mortgage Trust, 2004-4, A6, FRN, 3.517%, 6/25/34	United States	20,469,501		21,106,768
Bear Stearns Commercial Mortgage Securities Inc.,
[g] 2006-PW11, AJ, FRN, 5.435%, 3/11/39	United States	19,604,000		20,205,745
[g] 2006-PW12, AJ, FRN, 5.74%, 9/11/38	United States	20,666,000		21,311,730
2006-PW13, AJ, 5.611%, 9/11/41	United States	30,225,000		31,117,091
Citigroup Commercial Mortgage Trust,
2006-C5, AJ, 5.482%, 10/15/49	United States	23,850,000		23,285,947
[g] 2007-C6, AM, FRN, 5.712%, 6/10/17	United States	25,650,000		27,527,246
[g]Citigroup/Deutsche Bank Commercial Mortgage Trust, 2006-CD3, AJ, FRN, 5.688%,
10/15/48	United States	21,795,000		21,594,922
Countrywide Asset-Backed Certificates, 2005-11, AF4, 5.21%, 3/25/34	United States	2,800,000		2,473,044
Greenwich Capital Commercial Funding Corp.,
[g] 2006-GG7, AJ, FRN, 5.787%, 7/10/38	United States	27,020,000		27,802,607
2007-GG9, AM, 5.475%, 3/10/39	United States	6,165,000		6,477,199
JP Morgan Chase Commercial Mortgage Securities Trust,
2006-CB17, AM, 5.464%, 12/12/43	United States	17,740,000		18,429,909
[g] 2006-LDP7, AJ, FRN, 5.873%, 4/15/45	United States	15,080,000		15,147,558
[g]Merrill Lynch Mortgage Investors Trust, 2005-A6, 2A3, FRN, 0.548%, 8/25/35	United States	4,758,000		4,422,019
[g]Merrill Lynch Mortgage Trust, 2005-CKI1, AJ, FRN, 5.274%, 11/12/37	United States	2,875,000		2,948,988
[g]Morgan Stanley Capital I Trust,
2006-HQ8, AJ, FRN, 5.497%, 3/12/44	United States	7,045,000		7,233,700
2007-IQ16, AM, FRN, 6.099%, 12/12/49	United States	3,102,000		3,458,110
2007-IQ16, AMA, FRN, 6.094%, 12/12/49	United States	12,415,000		13,618,529
Wells Fargo Mortgage Backed Securities Trust,
[g] 2004-W, A9, FRN, 2.616%, 11/25/34	United States	3,488,616		3,588,264
2007-3, 3A1, 5.50%, 4/25/37	United States	1,154,347		1,193,914
				299,917,807
Diversified Financials 2.4%
[d,g]ARES CLO Funds, 2007-12A, B, 144A, FRN, 1.233%, 11/25/20	United States	3,840,000		3,785,549
[d,g]Atrium CDO Corp., 10A, C, 144A, FRN, 2.854%, 7/16/25	United States	13,950,000		13,349,173
[d,g]Atrium XI, 11A, C, 144A, FRN, 3.435%, 10/23/25	Cayman Islands	15,440,000		15,279,887
[d,g]BCAP LLC Trust, 2009-RR1, 2A2, 144A, FRN, 2.615%, 5/26/35	United States	9,473,234		9,589,281
[d,g]Catamaran CLO Ltd., 2013-1A, C, 144A, FRN, 2.834%, 1/27/25	Cayman Islands	11,250,000		10,705,162

Franklin Strategic Series

Statement of Investments, January 31, 2015 (unaudited) (continued)
[d,g]Cent CDO Ltd., 2007-15A, A2B, 144A, FRN, 0.579%, 3/11/21	United States	3,881,000		3,640,650
[d,g]Cent CLO LP, 2013-17A, D, 144A, FRN, 3.233%, 1/30/25	Cayman Islands	7,450,980		7,266,568
[d,g]CIFC Funding Ltd., 2007-3A, A1J, 144A, FRN, 0.656%, 7/26/21	United States	5,130,000		4,936,496
[d,g]ColumbusNova CLO Ltd., 2007-2A, A2, 144A, FRN, 1.253%, 10/15/21	United States	2,680,000		2,621,496
[d,g]CT CDO IV Ltd., 2006-4A, A1, 144A, FRN, 0.478%, 10/20/43	United States	9,058,504		8,987,350
[d,g]Eaton Vance CDO Ltd., 2014-1A,
A, 144A, FRN, 1.703%, 7/15/26	Cayman Islands	17,000,000		16,869,780
B, 144A, FRN, 2.303%, 7/15/26	United States	4,320,500		4,243,768
C, 144A, FRN, 3.253%, 7/15/26	United States	1,420,629		1,386,378
[d]G-Force LLC, 2005-RRA, C, 144A, 5.20%, 8/22/36	United States	11,144,000		10,828,848
[d,g]Gleneagles CLO Ltd., 2005-1A, A2, 144A, FRN, 0.632%, 11/01/17	United States	8,002,000		7,942,385
[g]Impac Secured Assets Trust, 2007-2, FRN, 0.418%, 4/25/37	United States	4,516,343		4,180,223
[d,g]ING Investment Management CLO Ltd.,
2013-1A, B, 144A, FRN, 3.153%, 4/15/24	Cayman Islands	2,740,000		2,676,185
2013-1A, C, 144A, FRN, 3.753%, 4/15/24	Cayman Islands	4,440,000		4,243,708
2013-2A, B, 144A, FRN, 2.936%, 4/25/25	United States	10,770,000		10,357,186
[g]MortgageIT Trust,
05-5, A1, FRN, 0.428%, 12/25/35	United States	4,216,215		3,900,311
2004-1, A2, FRN, 1.068%, 11/25/34	United States	5,573,045		5,406,138
[d,g]Newcastle CDO Ltd., 2004-5A, 1, 144A, FRN, 0.595%, 12/24/39	United States	3,022,456		2,972,706
[g]Opteum Mortgage Acceptance Corp. Trust, 2005-4, 1APT, FRN, 0.478%, 11/25/35	United States	8,229,734		7,812,158
Residential Asset Securities Corp., 2004-KS1, AI4, 4.213%, 4/25/32	United States	48,883		48,863
[g]Structured Asset Mortgage Investments Trust, 2003-AR2, A1, FRN, 0.908%, 12/19/33	United States	7,009,809		6,778,191
[g]Structured Asset Securities Corp., 2005-2XS, 2A2, FRN, 1.67%, 2/25/35	United States	4,962,328		4,810,401
[g,o]Talisman 6 Finance, Reg S, FRN, 0.251%, 10/22/16	Germany	9,743,893	EUR	10,880,827
[g]Thornburg Mortgage Securities Trust,
2005-1, A3, FRN, 2.234%, 4/25/45	United States	8,058,070		8,115,491
2005-2, A1, FRN, 2.135%, 7/25/45	United States	3,972,322		3,870,682
[d,g]Westchester CLO Ltd., 2007-1A, A1A, 144A, FRN, 0.457%, 8/01/22	United States	12,864,876		12,734,940
				210,220,781
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $498,392,393)				510,138,588
Mortgage-Backed Securities 4.5%
[g]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%†
FHLMC, 2.348%, 1/01/33	United States	119,320		124,537
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.5%
FHLMC Gold 15 Year, 4.50%, 10/01/18 - 9/01/19	United States	698,931		736,094
FHLMC Gold 15 Year, 5.00%, 12/01/17 - 7/01/22	United States	917,937		979,392
FHLMC Gold 15 Year, 5.50%, 7/01/17 - 2/01/19	United States	92,231		97,599
[i]FHLMC Gold 30 Year, 3.50%, 2/01/43	United States	31,991,000		33,733,634
FHLMC Gold 30 Year, 4.50%, 10/01/40	United States	417,658		453,837
FHLMC Gold 30 Year, 5.00%, 5/01/27 - 2/01/38	United States	3,239,988		3,577,286
FHLMC Gold 30 Year, 5.50%, 6/01/33 - 6/01/36	United States	2,044,211		2,293,457
FHLMC Gold 30 Year, 6.00%, 6/01/33 - 6/01/37	United States	879,474		1,001,192
FHLMC Gold 30 Year, 6.50%, 10/01/21 - 6/01/36	United States	451,776		517,403
FHLMC Gold 30 Year, 7.00%, 9/01/21 - 8/01/32	United States	55,563		61,663
FHLMC Gold 30 Year, 7.50%, 1/01/26 - 1/01/31	United States	11,271		13,251
FHLMC Gold 30 Year, 8.00%, 11/01/25 - 1/01/26	United States	272		285
FHLMC Gold 30 Year, 9.00%, 12/01/24	United States	157		186
				43,465,279
[g]Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%†
FNMA, 2.31%, 12/01/34	United States	302,333		323,174
FNMA, 2.33%, 4/01/20	United States	77,998		80,227
				403,401
Federal National Mortgage Association (FNMA) Fixed Rate 3.3%
[i]FNMA 15 Year, 2.50%, 7/01/27 - 2/01/28	United States	70,633,202		73,076,160
FNMA 15 Year, 4.50%, 3/01/20	United States	133,574		140,805
FNMA 15 Year, 5.00%, 1/01/18 - 6/01/18	United States	167,495		176,698
FNMA 15 Year, 5.50%, 3/01/15 - 4/01/22	United States	1,220,423		1,296,936
FNMA 15 Year, 6.00%, 7/01/16 - 10/01/16	United States	6,490		6,625
[i]FNMA 30 Year, 3.00%, 2/15/43	United States	74,933,000		77,485,992
[i]FNMA 30 Year, 3.50%, 2/01/43	United States	107,315,000		113,383,322
[i]FNMA 30 Year, 4.00%, 1/01/41	United States	9,900,000		10,603,055
FNMA 30 Year, 4.50%, 3/01/28 - 2/01/41	United States	1,108,361		1,207,507

Franklin Strategic Series

Statement of Investments, January 31, 2015 (unaudited) (continued)
FNMA 30 Year, 5.00%, 9/01/23 - 10/01/35	United States	3,438,747	3,811,252
FNMA 30 Year, 5.50%, 9/01/33 - 12/01/35	United States	2,978,234	3,359,312
FNMA 30 Year, 6.00%, 6/01/34 - 5/01/38	United States	5,324,693	6,055,098
FNMA 30 Year, 6.50%, 3/01/28 - 10/01/37	United States	1,011,070	1,152,552
FNMA 30 Year, 7.50%, 10/01/29	United States	11,899	14,837
FNMA 30 Year, 8.00%, 1/01/25 - 5/01/26	United States	5,920	7,186
FNMA 30 Year, 8.50%, 7/01/25	United States	567	589
			291,777,926
Government National Mortgage Association (GNMA) Fixed Rate 0.7%
GNMA I SF 30 Year, 5.00%, 6/15/34 - 7/15/34	United States	327,609	364,652
GNMA I SF 30 Year, 5.50%, 2/15/33 - 6/15/36	United States	909,928	1,024,737
GNMA I SF 30 Year, 6.00%, 8/15/36	United States	84,989	98,116
GNMA I SF 30 Year, 6.50%, 12/15/28 - 3/15/32	United States	63,590	72,981
GNMA I SF 30 Year, 7.00%, 11/15/27 - 5/15/28	United States	29,551	32,928
GNMA I SF 30 Year, 7.50%, 9/15/23 - 5/15/27	United States	3,802	4,296
GNMA I SF 30 Year, 8.00%, 2/15/25 - 9/15/27	United States	6,556	7,522
GNMA I SF 30 Year, 8.50%, 8/15/24	United States	89	102
GNMA I SF 30 Year, 9.00%, 1/15/25	United States	342	344
GNMA I SF 30 Year, 9.50%, 6/15/25	United States	570	574
[i]GNMA II SF 30 Year, 3.00%, 2/01/43	United States	8,000,000	8,301,875
[i]GNMA II SF 30 Year, 3.50%, 2/01/43	United States	52,575,000	55,524,127
GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33	United States	491,303	549,834
GNMA II SF 30 Year, 5.50%, 6/20/34	United States	241,756	272,363
GNMA II SF 30 Year, 6.00%, 11/20/34	United States	210,447	242,831
GNMA II SF 30 Year, 6.50%, 7/20/28 - 12/20/31	United States	115,071	136,333
GNMA II SF 30 Year, 7.50%, 4/20/32	United States	27,530	32,318
			66,665,933
Total Mortgage-Backed Securities (Cost $397,950,343)			402,437,076
Municipal Bonds 4.1%
Arkansas State GO, Four-Lane Highway Construction and Improvement Bonds, 3.25%,
6/15/22	United States	7,300,000	8,081,903
California State GO,
Build America Bonds, Various Purpose, 7.625%, 3/01/40	United States	6,200,000	9,916,218
Various Purpose, 5.25%, 11/01/40	United States	3,375,000	3,992,321
Various Purpose, 7.60%, 11/01/40	United States	15,000,000	24,506,550
Various Purpose, Refunding, 5.25%, 3/01/38	United States	7,220,000	7,987,342
Various Purpose, Refunding, 5.00%, 4/01/38	United States	20,000,000	22,099,400
Various Purpose, Refunding, NATL Insured, 4.50%, 12/01/32	United States	1,815,000	1,920,687
Various Purpose, Refunding, Series 1, AGMC Insured, 4.75%, 9/01/31	United States	1,755,000	1,825,568
Colorado State ISD, GO, Mitchell and Scurry Counties, School Building, PSF
Guarantee, 5.00%, 8/15/43	United States	3,105,000	3,640,706
Evansville Local Public Improvement Bond Bank Revenue, Sewage Works Project,
Series A, 5.00%, 7/01/36	United States	6,320,000	7,301,496
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A, 2.995%,
7/01/20	United States	30,000,000	31,088,400
Illinois State GO,
5.877%, 3/01/19	United States	20,000,000	22,424,600
Build America Bonds, 7.35%, 7/01/35	United States	8,000,000	9,787,840
Massachusetts State GO, Consolidated Loan of 2014, Series A, 4.50%, 12/01/43	United States	18,300,000	20,172,090
Minnesota State GO, Various Purpose, Refunding, Series F, 4.00%, 10/01/24	United States	21,400,000	25,214,978
Nassau County GO, General Improvement Bonds, Series B, 5.00%,
4/01/39	United States	12,500,000	14,258,000
4/01/43	United States	13,000,000	14,687,920
New Jersey EDA Revenue, School Facilities Construction, Refunding, Series NN,
5.00%, 3/01/30	United States	5,200,000	5,802,524
New York City HDC Revenue, Series B1, 5.00%, 7/01/33	United States	3,500,000	4,073,230
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Second General Resolution, Fiscal 2014, Refunding, Series BB, 5.00%, 6/15/46	United States	22,685,000	26,272,860
New York State Urban Development Corp. Revenue, State Personal Income Tax,
General Purpose, Series C, 5.00%, 3/15/29	United States	19,500,000	23,249,070
Puerto Rico Electric Power Authority Power Revenue,
Series A, 6.75%, 7/01/36	United States	30,900,000	15,876,111
Series XX, 5.25%, 7/01/40	United States	15,000,000	7,706,850

Franklin Strategic Series

Statement of Investments, January 31, 2015 (unaudited) (continued)
Puerto Rico Sales Tax FICO Revenue, Capital Appreciation, Refunding, Series A, zero
cpn., 8/01/26	United States	5,565,000		2,056,713
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 8/01/46	United States	6,000,000		820,200
Capital Appreciation, Series A, zero cpn., 8/01/25	United States	6,480,000		2,611,634
first subordinate, Series A, 5.75%, 8/01/37	United States	5,000,000		3,668,100
first subordinate, Series A, 6.50%, 8/01/44	United States	18,300,000		14,116,254
Refunding, Series A, NATL Insured, zero cpn., 8/01/45	United States	25,700,000		3,742,177
Refunding, Series B, 6.05%, 8/01/37	United States	9,150,000		6,633,750
Refunding, Series B, 6.05%, 8/01/38	United States	11,230,000		8,113,675
South Carolina State Public Service Authority Revenue, Refunding, Series B, 5.00%,
12/01/38	United States	7,200,000		8,302,896
Total Municipal Bonds (Cost $338,669,692)				361,952,063
		Shares
Escrows and Litigation Trusts 0.0%
[a,j]Comfort Co. Inc., Escrow Account	United States	63,156		—
[a,j]NewPage Corp., Litigation Trust	United States	14,000,000		—
Total Escrows and Litigation Trusts (Cost $—)				—
Total Investments before Short Term Investments (Cost $8,406,850,555)				8,101,349,156
		Principal Amount*
Short Term Investments 10.5%
Foreign Government and Agency Securities (Cost $4,054,064) 0.0%†
Government of Canada, 1.00%, 2/01/15	Canada	4,500,000	CAD	3,548,673
Total Investments before Money Market Funds (Cost $8,410,904,619)				8,104,897,829
		Shares
Money Market Funds (Cost $926,030,629) 10.5%
[a,p]Institutional Fiduciary Trust Money Market Portfolio	United States	926,030,629		926,030,629
Total Investments (Cost $9,336,935,248) 102.0%				9,030,928,458
Other Assets, less Liabilities (2.0)%				(177,203,937)
Net Assets 100.0%				$8,853,724,521

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b At January 31, 2015, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.
c The security is owned by FT Holdings Corporation II, a wholly-owned subsidiary of the Fund. See Note 8
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
January 31, 2015, the aggregate value of these securities was $1,706,675,248, representing 19.28% of net assets.
e Perpetual security with no stated maturity date.
f Defaulted security or security for which income has been deemed uncollectible.
g The coupon rate shown represents the rate at period end.
h Income may be received in additional securities and/or cash.
i A portion or all of the security purchased on a delayed delivery, or to-be-announced (TBA) basis.
j Security has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2015, the aggregate value of these securities was $966,487, representing 0.01% of net assets.
k Principal amount is stated in 100 Mexican Peso Units.
l Principal amount of security is adjusted for inflation.
m Principal amount is stated in 1,000 Brazilian Real Units.
n Redemption price at maturity is adjusted for inflation.
o Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2015, the value of this security was
$10,880,827, representing 0.12% of net assets.

Franklin Strategic Series
Statement of Investments, January 31, 2015 (unaudited) (continued)
[p] Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

At January 31, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
Euro	DBAB	Buy	80,400,000	$91,125,360	2/09/15	$-	$(294,129)
Euro	DBAB	Sell	124,438,243	171,641,657	2/09/15	31,058,587	-
Euro	JPHQ	Sell	20,514,800	28,412,734	2/09/15	5,236,309	-
Indian Rupee	CITI	Buy	116,369,000	1,747,282	2/09/15	125,958	-
Japanese Yen	DBAB	Sell	2,240,500,000	21,947,561	2/09/15	2,871,933	-
Japanese Yen	HSBC	Sell	286,000,000	2,790,162	2/09/15	355,157	-
Japanese Yen	JPHQ	Sell	605,200,000	5,907,594	2/09/15	754,918	-
Singapore Dollar	DBAB	Buy	3,699,000	2,920,647	2/09/15	-	(187,867)
Singapore Dollar	HSBC	Buy	4,228,000	3,338,690	2/09/15	-	(215,090)
Singapore Dollar	JPHQ	Buy	2,638,000	2,083,366	2/09/15	-	(134,441)
Swedish Krona	DBAB	Buy	861,168,000	132,108,335	2/09/15	-	(28,026,383)
Swedish Krona	DBAB	Sell	861,168,000	111,266,221	2/09/15	7,184,269	-
British Pound	DBAB	Buy	821,394	1,382,571	3/09/15	-	(145,613)
British Pound	DBAB	Sell	7,813,544	13,115,847	3/09/15	1,349,240	-
Chilean Peso	DBAB	Buy	9,592,750,000	16,693,709	3/09/15	-	(1,611,496)
Chilean Peso	JPHQ	Buy	937,202,000	1,634,180	3/09/15	-	(160,663)
Chilean Peso	MSCO	Buy	881,530,000	1,559,459	3/09/15	-	(173,473)
Euro	BZWS	Sell	667,313	921,079	3/09/15	167,004	-
Euro	DBAB	Buy	34,219,186	40,481,450	3/09/15	647	(1,813,835)
Euro	DBAB	Sell	121,486,921	167,284,495	3/09/15	30,002,211	-
Euro	GSCO	Sell	800,000	1,096,440	3/09/15	192,426	-
Euro	HSBC	Sell	711,759	979,736	3/09/15	175,437	-
Euro	JPHQ	Sell	9,285,384	12,824,683	3/09/15	2,332,041	-
Japanese Yen	DBAB	Sell	12,591,613,000	123,586,436	3/09/15	16,348,228	-
Japanese Yen	HSBC	Sell	561,900,000	5,496,967	3/09/15	711,469	-
Japanese Yen	JPHQ	Sell	1,648,760,000	16,126,038	3/09/15	2,084,147	-
Singapore Dollar	DBAB	Buy	42,257,820	33,736,198	3/09/15	-	(2,532,266)
Singapore Dollar	DBAB	Sell	15,900,000	11,990,046	3/09/15	249,201	-
Singapore Dollar	HSBC	Buy	3,182,000	2,546,741	3/09/15	-	(197,095)
Singapore Dollar	JPHQ	Buy	18,544,500	14,767,669	3/09/15	-	(1,074,078)
British Pound	DBAB	Sell	10,446,924	17,002,833	5/07/15	1,277,192	-
Chilean Peso	CITI	Buy	1,510,671,000	2,536,811	5/07/15	-	(173,859)
Chilean Peso	DBAB	Buy	3,025,000,000	4,991,749	5/07/15	-	(260,122)
Chilean Peso	JPHQ	Buy	9,080,770,800	15,482,007	5/07/15	-	(1,278,100)
Euro	BZWS	Sell	14,703,865	18,864,779	5/07/15	2,239,121	-
Euro	CITI	Sell	4,494,237	6,061,455	5/07/15	979,822	-
Euro	DBAB	Sell	102,293,614	135,321,123	5/07/15	19,657,748	-
Euro	GSCO	Sell	9,398,000	11,929,539	5/07/15	1,303,222	-
Euro	JPHQ	Sell	19,141,245	25,020,120	5/07/15	3,377,117	-
Japanese Yen	BZWS	Sell	190,148,000	1,861,139	5/07/15	240,418	-
Japanese Yen	CITI	Sell	100,563,000	983,809	5/07/15	126,664	-
Japanese Yen	DBAB	Sell	5,554,349,000	53,150,895	5/07/15	5,808,576	-
Japanese Yen	HSBC	Sell	467,487,000	4,574,595	5/07/15	589,984	-

Franklin Strategic Series

Statement of Investments, January 31, 2015 (unaudited) (continued)

Japanese Yen	JPHQ	Sell	1,733,630,500	16,373,758	5/07/15	1,597,213	-
Malaysian Ringgit	DBAB	Buy	30,637,000	9,281,127	5/07/15	-	(916,956)
Malaysian Ringgit	DBAB	Sell	30,637,000	8,329,799	5/07/15	-	(34,372)
Malaysian Ringgit	HSBC	Buy	20,429,388	6,186,974	5/07/15	-	(609,571)
Malaysian Ringgit	HSBC	Sell	20,429,388	5,574,185	5/07/15	-	(3,218)
Malaysian Ringgit	JPHQ	Buy	2,290,000	692,157	5/07/15	-	(66,966)
Singapore Dollar	DBAB	Buy	3,355,500	2,687,625	5/07/15	-	(211,573)
Chilean Peso	DBAB	Buy	2,000,000,000	3,299,513	6/18/15	-	(182,428)
Euro	BZWS	Sell	2,275,342	2,873,120	6/18/15	299,027	-
Euro	CITI	Sell	10,316,000	12,727,716	6/18/15	1,057,232	-
Euro	DBAB	Sell	52,385,585	65,478,706	6/18/15	6,214,929	-
Euro	JPHQ	Sell	7,402,120	9,235,853	6/18/15	861,840	-
Indian Rupee	DBAB	Buy	1,472,000,000	23,097,442	6/18/15	127,004	-
Japanese Yen	BZWS	Sell	386,912,500	3,549,493	6/18/15	249,746	-
Japanese Yen	DBAB	Sell	12,762,115,000	110,390,197	6/18/15	1,549,699	-
Japanese Yen	JPHQ	Sell	2,136,360,000	18,674,496	6/18/15	700,583	(245,833)
Japanese Yen	MSCO	Sell	39,600,000	349,615	6/18/15	11,890	-
Malaysian Ringgit	DBAB	Buy	4,726,000	1,361,209	6/18/15	-	(75,572)
Malaysian Ringgit	DBAB	Sell	4,020,000	1,088,841	6/18/15	-	(4,740)
Malaysian Ringgit	HSBC	Buy	1,130,000	332,177	6/18/15	-	(24,778)
British Pound	DBAB	Sell	1,072,503	1,625,379	7/23/15	11,750	-
Chilean Peso	BZWS	Buy	2,082,200,000	3,331,520	7/23/15	-	(96,029)
Chilean Peso	DBAB	Buy	5,456,000,000	8,715,655	7/23/15	-	(237,681)
Euro	BZWS	Sell	23,056,204	27,522,883	7/23/15	1,427,886	-
Euro	DBAB	Sell	46,839,791	55,942,167	7/23/15	2,928,923	-
Euro	JPHQ	Sell	10,916,222	13,041,316	7/23/15	686,343	-
Euro	MSCO	Sell	2,920,000	3,487,327	7/23/15	182,473	-
Indian Rupee	DBAB	Buy	2,529,734,000	38,627,791	7/23/15	1,071,893	-
Indian Rupee	HSBC	Buy	1,380,831,000	21,065,309	7/23/15	604,382	-
Indian Rupee	JPHQ	Buy	273,412,000	4,172,318	7/23/15	118,398	-
Japanese Yen	BZWS	Sell	1,046,497,000	8,829,112	7/23/15	-	(100,150)
Japanese Yen	CITI	Sell	1,022,550,000	8,614,647	7/23/15	-	(110,286)
Japanese Yen	DBAB	Sell	6,774,345,000	57,048,077	7/23/15	-	(754,191)
Japanese Yen	GSCO	Sell	755,750,000	6,387,070	7/23/15	-	(61,386)
Japanese Yen	HSBC	Sell	1,157,280,000	9,777,834	7/23/15	-	(96,686)
Japanese Yen	JPHQ	Sell	1,197,711,000	10,118,152	7/23/15	-	(101,346)
Singapore Dollar	DBAB	Buy	5,936,500	4,442,823	7/23/15	-	(65,132)
Unrealized appreciation (depreciation)						156,500,257	(42,277,404)
Net unrealized appreciation (depreciation)						$114,222,853

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Strategic Series

Statement of Investments, January 31, 2015 (unaudited) (continued)

At January 31, 2015, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Sw ap Contracts
			Periodic		Upfront
	Counterpartya /	Notional	Payment	Expiration	Premiums	Unrealized	Unrealized	Market
Description	Exchange	Amount[b]	Rate	Date	Paid (Received)	Appreciation	Depreciation	Value	Rating[c]
OTC Sw aps
Contracts to Sell Protection[d]
Traded Index
MCDX.NA.21	GSCO	75,000,000	1.00%	12/20/18	$(1,057,435)	$786,926	$-	$(270,509)	Non
									Investment
									Grade
MCDX.NA.23	CITI	30,000,000	1.00%	12/20/19	193,464	-	(59,013)	134,451	Non
									Investment
									Grade
Unrealized appreciation (depreciation)						786,926	(59,013)
Net unrealized appreciation (depreciation)						$727,913

aPosting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives w ith the applicable counterparty exceeds the minimum transfer amount, w hich typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.

Counterparty	Collateral Posted (Received)
CITI	(2,399,495)
GSCO	(1,330,000)
Total collateral	$ (3,729,495)

bIn U.S. dollars unless otherw ise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association w ith the contracts.
cBased on Standard and Poor's (S&P) Rating for single name sw aps and internal ratings for index sw aps. Internal ratings based on mapping into equivalent ratings from external vendors.
dThe fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name sw aps and failure to pay or bankruptcy of the underlying securities for traded index sw aps.

ABBREVIATIONS

Counterparty

BZWS Barclays Bank PLC
CITI Citigroup, Inc.
DBAB Deutsche Bank AG
GSCO The Goldman Sachs Group, Inc.
HSBC HSBC Bank USA, N.A.
JPHQ JP Morgan Chase & Co.
MSCO Morgan Stanley

Currency

BRL - Brazilian Real
CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
IDR - Indonesian Rupiah
KRW - South Korean Won

Franklin Strategic Series

Statement of Investments, January 31, 2015 (unaudited) (continued)

LKR - Sri Lankan Rupee
MXN - Mexican Peso
MYR - Malaysian Ringgit
PHP - Philippine Peso
PLN - Polish Zloty
SGD - Singapore Dollar
UYU - Uruguayan Peso

Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
CDO - Collateralized Debt Obligation
CLO - Collateralized Loan Obligation
EDA - Economic Development Authority
ETF - Exchange Traded Fund
FICO - Financing Corp.
FRN - Floating Rate Note
GO - General Obligation
HDC - Housing Development Corp.
ISD - Independent School District
NATL - National Public Financial Guarantee Corp.
PIK - Payment-In-Kind
PSF - Permanent School Fund

Franklin Strategic Series

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of nine separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing NAV.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Franklin Global Government Fund and Franklin Strategic Income Fund attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the funds include failure of the funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the fund’s investment objectives.

At January 31, 2015, Franklin Strategic Income Fund received $21,196,189 in United Kingdom Treasury Bonds and Notes, U.S. Government Agency Securities and U.S. Treasury Bonds and Notes as collateral for derivatives.

Certain funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Franklin Strategic Income Fund entered into credit default swap contracts primarily to manage exposure to credit risk. A credit default swap is an agreement between the fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (“OTC credit default swaps”) or may be executed in a multilateral trade facility platform, such as a registered exchange (“centrally cleared credit default swaps”). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss.

The following funds have invested in derivatives during the period.

Franklin Global Government Bond Fund – Forw ards
Franklin Strategic Income Fund – Forw ards and sw aps

4. MORTGAGE DOLLAR ROLLS

Franklin Strategic Income Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the fund upon entering into the mortgage dollar roll. In addition, the fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INCOME TAXES

At January 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

					Franklin
	Franklin			Franklin Global	Growth
	Biotechnology	Franklin Flex Cap	Franklin Focused	Government Opportunities
	Discovery Fund	Grow th Fund	Core Equity Fund	Bond Fund	Fund

Cost of investments	$1,127,119,050	$2,228,910,584	$108,242,763	$12,055,883	$732,622,084

Unrealized appreciation	$835,977,239	$1,049,602,930	$15,127,395	$236,409	$316,669,366
Unrealized depreciation	(32,735,546)	(37,126,641)	(2,774,973)	(424,618)	(9,264,227)
Net unrealized appreciation (depreciation)	$803,241,693	$1,012,476,289	$12,352,422	$(188,209)	$307,405,139

				Franklin
	Franklin Natural	Franklin Small Cap	Franklin Small-Mid	Strategic
	Resources Fund	Grow th Fund	Cap Grow th Fund	Income Fund

Cost of investments	$656,118,102	$2,870,324,755	$2,761,113,609	$9,366,663,813

Unrealized appreciation	$107,821,187	$375,425,115	$1,153,752,378	$201,758,008
Unrealized depreciation	(153,555,884)	(200,130,280)	(99,373,678)	(537,493,363)
Net unrealized appreciation (depreciation)	$(45,734,697)	$175,294,835	$1,054,378,700	$(335,735,355)

6. RESTRICTED SECURITIES

At January 31, 2015, the following funds held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

		Acquisition
Shares	Issuer	Dates	Cost	Value
Franklin Biotechnology Discovery Fund
316,074	Aduro Biotech Inc., pfd., D	12/18/14	$854,316	$854,316
451,308	FibroGen Inc.	5/19/00	5,065,937	11,994,423
80,195	Intarcia Therapeutics Inc., DD	3/26/14	2,597,516	2,970,423
258,620	Natera Inc, pfd.	11/20/14	2,024,999	2,056,029
	Total Restricted Securities (Value is 0.98% of Net Assets)		$10,542,768	$17,875,191

Franklin Flex Cap Grow th Fund
890,868	FibroGen Inc. (Value is 0.74% of Net Assets)	5/19/00	$9,999,998	$23,676,610

Franklin Natural Resources Fund
199,375	Energy Coal Resources, 144A	11/16/05 - 5/05/06	$741,939	$-
29,847	Energy Coal Resources, 144A, pfd.	3/17/09	2,376,164	-
	Total Restricted Securities (Value is 0.00% of Net Assets)		$3,118,103	$-

7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Funds for the nine months ended January 31, 2015, were as shown below.

	Number of			Number of
	Shares/Warrants			Shares/Warrants	Value at
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment	Realized
Name of Issuer	of Period	Additions Reductions		of Period	Period	Income	Gain (Loss)
Franklin Biotechnology Discovery Fund
Non-Controlled Affiliates
Celsus Therapeutics PLC, ADR	289,817	-	-	289,817	$1,680,938	$-	$-
Heron Therapeutics Inc.	965,010	549,200	-	1,514,210	11,962,259	-	-
Heron Therapeutics Inc., w ts., 144A, 7/01/16	278,594	-	-	278,594	1,197,955	-	-
Total Affiliated Securities (Value is 0.81% of Net Assets)					$14,841,152	$-	$-

Franklin Small Cap Grow th Fund
Non-Controlled Affiliates
Aratana Therapeutics Inc.	1,003,436	767,683	-	1,771,119	$29,347,442	$-	$-
Astronics Corp.	301,000	495,360	-	796,360	44,349,289	-	-
Bazaarvoice Inc.	2,774,300	1,299,200	-	4,073,500	33,850,785	-	-
BroadSoft Inc.	813,700	633,400	-	1,447,100	38,912,519	-	-
Callon Petroleum Co.	-	4,128,282	-	4,128,282	22,499,137	-	-
The KEYW Holding Corp.	963,013	1,705,999	-	2,669,012	23,727,517	-	-
Nanometrics Inc.	955,471	1,209,329	-	2,164,800	33,640,992	-	-
Potbelly Corp.	816,500	792,400	(41,849)	1,567,051	21,985,726	-	(580,813)
Rex Energy Corp.	855,700	3,925,400	-	4,781,100	16,925,094	-	-
Total Affiliated Securities (Value is 8.84% of Net Assets)					$265,238,501	$-	$(580,813)

8. INVESTMENTS IN FT HOLDINGS CORPORATION II (FT SUBSIDIARY)

Franklin Strategic Income Fund invests in certain financial instruments through its investment in FT Subsidiary. FT Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the fund, and is able to invest in certain financial instruments consistent with the investment objective of the fund. At January 31, 2015, FT Subsidiary’s investment, Turtle Bay Resort, as well as any other assets and liabilities of FT Subsidiary are reflected in the fund’s Statement of Investments.

9. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of January 31, 2015, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Biotechnology	$1,446,120,894	$1,293,955	$18,833,191	$1,466,248,040
Other Equity Investments[b]	290,693,910	-	-	290,693,910
Short Term Investments	58,928,042	114,490,751	-	173,418,793
Total Investments in Securities	$1,795,742,846	$115,784,706	$18,833,191	$1,930,360,743

Franklin Flex Cap Grow th Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Pharmaceuticals, Biotechnology & Life Sciences	$568,356,103	$-	$23,676,610	$592,032,713
Other Equity Investments[b]	2,599,846,394	-	-	2,599,846,394
Short Term Investments	8,773,716	40,734,050	-	49,507,766
Total Investments in Securities	$3,176,976,213	$40,734,050	$23,676,610	$3,241,386,873

Franklin Focused Core Equity Fund
Assets:
Investments in Securities:
Equity Investments[b]	$115,678,166	$-	$-	$115,678,166
Short Term Investments	4,917,019	-	-	4,917,019
Total Investments in Securities	$120,595,185	$-	$-	$120,595,185

Franklin Global Government Bond Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities	$-	$8,046,353	$-	$8,046,353
U.S. Government and Agency Securities	-	3,676,086	-	3,676,086
Short Term Investments	145,235	-	-	145,235
Total Investments in Securities	$145,235	$11,722,439	$-	$11,867,674

Other Financial Instruments
Forw ard Exchange Contracts	$-	$211,893	$-	$211,893

Franklin Grow th Opportunities Fund
Assets:
Investments in Securities:
Equity Investments[b]	$1,029,541,873	$-	$-		$1,029,541,873
Short Term Investments	-	10,485,350	-		10,485,350
Total Investments in Securities	$1,029,541,873	$10,485,350	$-		$1,040,027,223

Franklin Natural Resources Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Oil & Gas Exploration & Production	$195,554,369	$5,105,321	$-		$200,659,690
Other Equity Investments[b]	371,810,350	-	-	c	371,810,350
Convertible Bonds	-	3,327,147	-		3,327,147
Short Term Investments	34,586,218	-	-		34,586,218
Total Investments in Securities	$601,950,937	$8,432,468	$-		$610,383,405

Franklin Small Cap Grow th Fund
Assets:
Investments in Securities:
Equity Investments[b]	$2,697,814,983	$-	$-		$2,697,814,983
Short Term Investments	123,746,010	224,058,597	-		347,804,607
Total Investments in Securities	$2,821,560,993	$224,058,597	$-		$3,045,619,590

Franklin Small-Mid Cap Grow th Fund
Assets:
Investments in Securities:
Equity Investments[b]	$3,621,632,358	$-	$-		$3,621,632,358
Short Term Investments	101,009,226	92,850,725	-		193,859,951
Total Investments in Securities	$3,722,641,584	$92,850,725	$-		$3,815,492,309

Franklin Strategic Income Fund
Investments in Securities:
Equity Investments:[a]
Consumer Services	$-	$9,625,396	$-		$9,625,396
Transportation	-	-	3,662,634		3,662,634
Other Equity Investments[b]	126,432,927	-	-		126,432,927
Corporate Bonds	-	3,241,462,906	-		3,241,462,906
Senior Floating Rate Interests	-	1,661,431,598	966,487		1,662,398,085
Foreign Government and Agency Securities	-	1,630,077,987	-		1,630,077,987
U.S. Government and Agency Securities	-	153,161,494	-		153,161,494
Asset-Backed Securities and Commercial
Mortgage-Backed Securities	-	510,138,588	-		510,138,588
Mortgage-Backed Securities	-	402,437,076	-		402,437,076
Municipal Bonds	-	361,952,063	-		361,952,063
Escrow s and Litigation Trusts	-	-	-	c	-
Short Term Investments	926,030,629	3,548,673	-		929,579,302
Total Investments in Securities	$1,052,463,556	$7,973,835,781	$4,629,121		$9,030,928,458

Other Financial Instruments
Forw ard Exchange Contracts	$-	$156,500,257	$-		$156,500,257
Sw ap Contracts	-	786,926	-		786,926
Total Other Financial Instruments	$-	$157,287,183	$-		$157,287,183

Liabilities:
Other Financial Instruments
Forw ard Exchange Contracts	$-	$42,277,404	$-		$42,277,404
Sw ap Contracts	-	59,013	-		59,013
Unfunded Loan Commitments	-	227,577	-		227,577
Total Other Financial Instruments	$-	$42,563,994	$-		$42,563,994

aIncludes common, preferred and convertible preferred stocks as w ell as other equity investments.
bFor detailed categories, see the accompanying Statement of Investments.
cIncludes securities determined to have no value at January 31, 2015.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. The reconciliation of assets for the nine months ended January 31, 2015, is as follows:

Net Change in
Unrealized Appreciation
	Balance at				Transfers				Net Unrealized		(Depreciation) on
	Beginning of				Into (Out of)	Cost Basis			Net Realized Gain Appreciation	Balance at End of	Assets Held at Period
	Period	Purchases		Sales	Level 3	Adjustments			(Loss) (Depreciation)	Period	End
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Biotechnology	$10,082,727	$2,879,315	$	- $	-	$ -	$	- $	5,871,149	$18,833,191	$5,871,149

[a]Includes common and preferred stocks as w ell as other equity investments.

Significant unobservable valuation inputs developed by the VLOC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of January 31, 2015, are as follows:

						Impact to Fair
	Fair Value at					Value if Input
Description	End of Period	Valuation Technique	Unobservable Inputs	Amount/Range		Increases[a]
Assets:
Investments in Securities:
Equity Investments:[b]
				$2,364.7 -
Biotechnology	$17,020,875	Discounted cash flow model	Free cash flow	$13,567.7	mil	Increase[c]
			Cost of equity	12.5%		Decrease[c]
			Probability rate	75%		Increase[c]
		Market comparables	Discount for lack of marketability	10-35%		Decrease[c]
All Other Investments[d]	1,812,316
Total	$18,833,191

a Represents the directional change in the fair value of the Level 3 investments that w ould result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input w ould have the opposite effect. Significant impacts, if any, to fair value and/or n assets have been indicated.
b Includes common and preferred stocks.
c Represents a significant impact to fair value but not net assets.
d Includes fair value of immaterial investments developed using various valuation techniques and unobservable inputs. May also include investments w ith values derived using prior transaction prices or third party pricing information w ithout adjustment for w hich such inputs are also unobservable.

10. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

11. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC SERIES

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  March 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  March 27, 2015

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  March 27, 2015